Group Flexible
Payment Variable
Annuity Contracts
(Flexible Bonus (228),
Retirement Companion (328),
Smart Choice)
issued by
BRIGHTHOUSE
SEPARATE ACCOUNT A
and
BRIGHTHOUSE LIFE INSURANCE
COMPANY
This Prospectus gives you important information about the group flexible payment fixed and variable annuity contracts (the “Contracts”) issued by Brighthouse Separate Account A (the “Separate Account”) by Brighthouse Life Insurance Company (“BLIC” or “we” or “us” or “our”). Please read it carefully before you invest and keep it for future reference. The Contracts are designed to provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment (“Qualified Plans”).
The Contracts are issued to an employer or organization, which is the owner (“Owner”) of the Contract. After completing an enrollment form and arranging for your Purchase Payments to begin, you are a participant (“Participant”) and, except as provided below, a certificate (“Certificate”) will be provided to you that gives you a summary of the Contract provisions. The Certificate also serves as evidence of your participation in the plan (“Plan”). Certificates are not provided to Participants under deferred compensation or qualified corporate retirement plans.
The Contracts are not currently offered for sale; however, Certificates may be issued to new Participants under existing Contracts.
You decide how to allocate your Purchase Payments among the funds offered as investment options under the Contracts (the “Funds”). You may allocate your Purchase Payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by us, or to the Separate Account. The Separate Account, in turn, invests in the following underlying Funds:
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I  — Class A
Brighthouse Small Cap Value Portfolio
Invesco Small Cap Growth Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Brighthouse Funds Trust II — Class A
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Deutsche DWS Variable Series I — Class A
DWS CROCI® International VIP
Fidelity® Variable Insurance Products — Initial Class
Asset Manager Portfolio
Contrafund® Portfolio
Government Money Market Portfolio
Growth Portfolio
Overseas Portfolio
T. Rowe Price Growth Stock Fund, Inc.
The Alger Portfolios — Class I-2
Alger Small Cap Growth Portfolio
Funds may have been subject to a change. Please see “Appendix C – Additional Information Regarding the Funds.”
You can choose any combination of the Funds. Your Participant’s Account will vary daily to reflect the investment experience of the Funds selected. These Funds are described in detail in the Fund prospectuses. Please read these prospectuses carefully before you invest.
The Contracts:
•	are not bank deposits

•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information (“SAI”), dated April 30, 2021, free of charge by calling or writing to us at: Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, (800) 343-8496. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 40 of the Prospectus.
The Securities and Exchange Commission (“SEC”) has a website (http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.
THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
April 30, 2021

TABLE OF CONTENTS	Page	Page

BLIC does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. BLIC has not authorized any information or representations about the Contracts other than the information in this Prospectus, the Fund prospectuses, or supplements to the prospectuses or any supplemental sales material BLIC authorizes.

GLOSSARY
These terms have the following meanings when used in this Prospectus:
Accumulation Unit – A measuring unit used to determine the value of your interest in a Series of the Separate Account under a Contract at any time before Annuity payments commence.
Annuitant – The person on whose life Annuity payments under a Contract are based.
Annuity – A stream of income payments made to an Annuitant for a defined period of time.
Annuitization or Annuity Date – The date on which Annuity payments begin.
Annuity Unit – A measuring unit used to determine the amount of Variable Annuity payments based on a Series of the Separate Account under a Contract after such payments have commenced.
Assumed Investment Return – The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.
Beneficiary – The person who has the right to a Death Benefit upon your death.
Business Day – Each Monday through Friday except for days the New York Stock Exchange (“NYSE”) is not open for trading.
Certificate – The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified corporate retirement plans.
Certificate Date – The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.
Certificate Year – The 12-month period that begins on your Certificate Date and on each anniversary of this date.
Contract – The agreement between the Owner and BLIC covering your rights.
Fixed Annuity – An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.
Free Look Period – The 20-day period when you first receive your Certificate. During this time period, you may cancel your interest in the Contract for a full refund of all
Purchase Payments (or the greater of Purchase Payments or your Participant’s Account in some states).
Fund (or Investment Portfolio) – An open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 (“1940 Act”) which serves as the underlying investment medium for a Series in the Separate Account.
General Account – All assets of BLIC other than those in the Separate Account or any of its other segregated asset accounts.
Good Order – A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative (where applicable) before submitting the form or request.
Normal Annuity Date – The date on which Annuity payments begin if you do not select another date.
Owner – The person who has title to the Contract.
Participant – You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.
Participant’s Account (or Account) – The sum of your interest in each Series of the Separate Account and your interest in the General Account. Your interest in the Series of the Separate Account is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.
Plan – The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.
Purchase Payment – The amounts paid by or for you to BLIC in order to provide benefits under the Contract.
Separate Account – The segregated asset account entitled “Brighthouse Separate Account A” which has been established by us under Delaware law to receive and invest amounts allocated by you and other Participants under the Contracts and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.
Series – Series are subdivisions of the Separate Account. Accumulation Unit values and Annuity Unit values are maintained separately for each Series corresponding to a designated Fund.
Surrender Charge (surrender charge) – A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with BLIC.
Valuation Date – Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day as of the close of regular trading on the NYSE (typically 4 p.m. Eastern time.) A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. There will be one Valuation Date in each calendar week for Annuity Unit values. BLIC will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.
Valuation Period – The period of time from one Valuation Date through the next Valuation Date.
Variable Annuity – An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Series of the Separate Account.

SUMMARY OF THE CONTRACTS
THE CONTRACTS
The Contracts may be offered to:
•	Qualified Plans such as:
•	Section 403(b) tax-sheltered annuities;
•	Section 457 deferred compensation plans;
•	Section 401 pension and profit sharing plans; and
•	individual retirement annuities (“IRAs”) under Section 408 of the Internal Revenue Code (the “Code”).
Note: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral, and there should be reasons other than tax deferral for purchasing the Contract.
Please see the section “Federal Tax Considerations” for more information.
This Prospectus describes all the material features of the Contracts.
This Prospectus Applies Only to the Variable Portion of the Contract
PURCHASE PAYMENTS
Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. The minimum Purchase Payment is as little as $20, but there is an annual minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $50 for each additional payment).
There is no initial sales charge; however, the charges and deductions described under “Contract Charges” will be deducted from the Participant’s Account.
Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. Unless you have exercised a special option, the minimum transfer is the lesser of $500 or the balance of your Participant’s Account allocated to the General Account or to the Separate Account.
Please see “Transfers” for more information.
You can transfer amounts allocated to the Separate Account:
•	between any of the Series, at any time and as many times as you choose
•	to the General Account at any time before the amount has been applied to a Variable Annuity option
See, however, restrictions on transfers in “Description of the Contracts – Restrictions on Transfers.”
SEPARATE ACCOUNT
Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more Series of the Separate Account, each of which invests in one of the underlying Funds.
Please see “The Separate Account” and “The Funds” for more information.
CHARGES AND DEDUCTIONS
Please see “Contract Charges” for more information.
The following fees and expenses apply under the Contracts:
Distribution Expense Charge
BLIC assumes the risk that surrender charges will be insufficient to cover the actual costs of distribution. As compensation for assuming this risk, BLIC will make a deduction of .000274% on a daily basis (0.10% per year) from the value of the Separate Account assets funding the Contract. The distribution expense charge (sales load), together with any contingent deferred sales charge will never exceed 9% of Purchase Payments.
Mortality and Expense Risk Charge
BLIC charges a fee for bearing certain mortality and expense risks under the Contract. You pay the mortality and expense risk charge during the accumulation phase and the income phase. As compensation for assuming these risks, BLIC will make a daily deduction from the value of the Separate Account’s assets equal to 1.25% per year.
Administrative Fee
There is an administrative fee of $21.50 plus $2.50 for each Series in which you invest. BLIC currently waives these administrative fees for any Certificate Year during which you contribute $2,000 or more to your Participant’s Account or your Participant’s Account has a value at the end of the Certificate Year of $10,000 or more. This reduction is permanent for Certificates issued before the termination or reduction of the waiver. (No such termination or reduction of the waiver is contemplated at this time).

Transaction Fees
A charge of $10 may be deducted for:
•	A transfer from any Series;
•	A full or partial surrender (the charge is the lesser of $10 or 2% of the amount of the surrender); or
•	Annuitization of all or a part of your Participant’s Account.
We currently waive the transaction charge for transfers from any Series, but reserve the right to impose the charge in the future. See, however, restrictions on transfers in “Description of the Contracts – Restrictions on Transfers.”
Surrender Charge
        (Contingent Deferred Sales Charge)
A surrender charge is deducted if you request a full or partial surrender of Purchase Payments from the Separate Account within 60 months after the Purchase Payment is made. The charge is 7% of the Purchase Payment and amounts credited to it.
However, for 403(b) plans, we will not deduct any surrender charge once nine (9) full years have elapsed since your Certificate Date; and for the first surrender in each year, you may surrender up to 10% of the value of your interest in the Separate Account without a surrender charge. WITHDRAWALS FROM 403(b) PLANS MAY BE RESTRICTED BY THE CODE.
The following expenses may be waived for certain deferred compensation plans:
•	administrative fees
•	transaction charges
•	distribution fees
•	surrender charges on certain surrenders
Premium Taxes
State premium taxes (which range from 0% to 3.5% and are applicable only in certain jurisdictions) are payable to a state or government agency with respect to the Contract. They may be deducted on or after the date the tax is incurred. Currently, BLIC deducts these taxes upon Annuitization.
FREE LOOK PERIOD
You may cancel your interest in the Contract within 20 days after you receive your Certificate (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant’s Account in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Series during the Free Look Period.
Please see “Free Look Period” for more information.
VARIABLE ANNUITY PAYMENTS
You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant’s Account is invested.
If your monthly payments from a particular Series are less than $50, BLIC may change the frequency of your payments so that each payment will be at least $50 from that Series.
SURRENDER
You may surrender all or part of your Participant’s Account before the Annuity Date. You may not make a partial surrender if:
•	it would cause your interest in any Series or the General Account to fall below $200 (unless you are surrendering your entire interest in a Series)
However, if you are surrendering the entire amount allocated to a Series, these restrictions do not apply.
You may be assessed a surrender charge. In addition, any amounts surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Code. Certain restrictions apply for Qualified Contracts.
Please see “Surrender Charge” and “Federal Tax Considerations” for more information.
LOANS – 403(b) PLANS ONLY
You may be able to obtain a loan from the portion of your Participant’s Account allocated to the General Account. Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the loan proceeds. At this time, there is no fee for administration. Loan proceeds may be considered taxable distributions under the Code in the event of a default in repayments.
BLIC:
•	may terminate loans
•	change the terms under which loans are made
Any action taken by BLIC would not affect outstanding loans.
DEATH BENEFIT
You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:
•	the total of all Purchase Payments less any partial surrenders; or
•	the value of the Participant’s Account at settlement.
If the death occurs on or after age 65, the death benefit will be equal to the Participant’s Account.
There is no death benefit after the payout phase begins, however, depending on the pay-out option you elect, any remaining guarantee will be paid to your Beneficiary.
Please see “Death Benefits” for more information.
STATE VARIATIONS
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to assess transfer fees, requirements for unisex annuity rates and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this Prospectus. This Prospectus describes all the material features of the Contract. If you would like to review a copy of the Contract and any endorsements, contact our administrative office.
RESTRICTIONS ON TRANSFERS
BLIC has adopted policies and procedures that attempt to detect transfer activity that may adversely affect Participants or the Funds. Upon detection of this activity, restrictions may be imposed on transfers.
Please see “Description of the Contracts - Restrictions on Transfers” for more information.

FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer cash value between investment options. State premium taxes (which range from 0% to 3.5% and are applicable only in certain jurisdictions) may also be deducted.

Participant Transaction Expenses Table
Surrender Charge[1] (as a percentage of amounts accumulated with respect to a Purchase Payment)	7%
Transaction Fee[2,3] (each surrender, annuitization and transfer)	$10.00
Loan Set-up Fee[4]	$50.00

The next tables describe the fees and expenses that you will pay periodically during the time that you own the Certificate, not including Fund fees and expenses.

Periodic Fees and Expenses Table
Administrative Fee[5]	$21.50 plus
(deducted annually)	$ 2.50 for each Series
Separate Account Annual Expenses
    (referred to as Separate Account Product Charges)
    (as a percentage of average Participant’s Account value in the Separate Account)
Mortality and Expense Risk Charge	1.25%
Distribution Expense Charge	0.10%
Total Separate Account Annual Expenses[6]	1.35%

Notes
1.    Surrender charges decline based on date of Purchase Payment. (See “Contract Charges – Surrender Charge”)
Number of Complete Months from Receipt of Purchase Payment	% Charge
60 months or less	7
More than 60 months	0

Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out basis.
2.    In the event of a surrender, the fee is the lesser of $10 or 2% of the amount surrendered.
3.    In the event of a transfer, the fee applies to each transfer from a Series. We currently waive this fee.
4.    For 403(b) Plans only, loans will be charged an initial set-up fee of $50.00.
5.    The Administrative Fee is currently waived if you make purchase payments of $2,000 or more in a Certificate Year or if your Participant’s Account value is $10,000 or more at the end of the Certificate Year.
6.    Total Separate Account Expenses are 1.25% under the Retirement Companion version of the Contract.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Certificate. Certain Funds may impose a redemption fee in the future. More detail concerning each Fund’s fees and expenses is contained in the prospectuses for the Funds and in the following tables. Please read the prospectuses carefully before making your allocations to the investment options.
Minimum and Maximum Total Annual Fund Operating Expenses
	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.24%	0.99%
Fund Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.
Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund	0.69%	0.25%	0.05%	—	0.99%	—	0.99%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
Brighthouse Funds Trust I — Class A
Brighthouse Small Cap Value Portfolio	0.75%	—	0.04%	0.08%	0.87%	0.01%	0.86%
Invesco Small Cap Growth Portfolio	0.85%	—	0.04%	—	0.89%	0.08%	0.81%
MFS ® Research International Portfolio	0.70%	—	0.05%	—	0.75%	0.11%	0.64%
Morgan Stanley Discovery Portfolio	0.64%	—	0.02%	—	0.66%	0.03%	0.63%
PIMCO Total Return Portfolio	0.48%	—	0.11%	—	0.59%	0.03%	0.56%
T. Rowe Price Large Cap Value Portfolio	0.57%	—	0.02%	—	0.59%	0.06%	0.53%
Brighthouse Funds Trust II — Class A
BlackRock Bond Income Portfolio	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio	0.69%	—	0.03%	—	0.72%	0.09%	0.63%
Brighthouse/Artisan Mid Cap Value Portfolio	0.82%	—	0.04%	—	0.86%	0.08%	0.78%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	—	0.02%	—	0.73%	0.12%	0.61%
MetLife Aggregate Bond Index Portfolio	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MetLife Mid Cap Stock Index Portfolio	0.25%	—	0.06%	0.01%	0.32%	—	0.32%
MetLife MSCI EAFE® Index Portfolio	0.30%	—	0.08%	0.01%	0.39%	—	0.39%
MetLife Russell 2000® Index Portfolio	0.25%	—	0.07%	0.01%	0.33%	—	0.33%
MetLife Stock Index Portfolio	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MFS ® Total Return Portfolio	0.57%	—	0.07%	—	0.64%	0.03%	0.61%
MFS ® Value Portfolio	0.62%	—	0.02%	—	0.64%	0.06%	0.58%
Neuberger Berman Genesis Portfolio	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Large Cap Growth Portfolio	0.60%	—	0.03%	—	0.63%	0.05%	0.58%

Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
T. Rowe Price Small Cap Growth Portfolio	0.47%	—	0.03%	—	0.50%	—	0.50%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	—	0.03%	—	0.60%	0.05%	0.55%
Deutsche DWS Variable Series I — Class A
DWS CROCI® International VIP	0.65%	—	0.34%	—	0.99%	0.11%	0.88%
Fidelity ® Variable Insurance Products — Initial Class
Asset Manager Portfolio	0.48%	—	0.11%	0.01%	0.60%	—	0.60%
Contrafund ® Portfolio	0.53%	—	0.08%	—	0.61%	—	0.61%
Government Money Market Portfolio	0.16%	—	0.08%	—	0.24%	—	0.24%
Growth Portfolio	0.53%	—	0.09%	—	0.62%	—	0.62%
Index 500 Portfolio††	0.05%	—	0.05%	—	0.10%	—	0.10%
Overseas Portfolio	0.66%	—	0.13%	—	0.79%	—	0.79%
T. Rowe Price Growth Stock Fund, Inc.	0.51%	—	0.13%	—	0.64%	—	0.64%
The Alger Portfolios — Class I-2
Alger Small Cap Growth Portfolio	0.81%	—	0.15%	—	0.96%	—	0.96%
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds’ prospectuses for additional information regarding these arrangements.

Examples
These examples are intended to help you compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Participant Transaction Expenses, Administrative Fees, Separate Account Annual Expenses, and Total Annual Fund Operating Expenses.
The examples assume that you invest $10,000 in the Certificate for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the: (a) maximum and (b) minimum fees and expenses of any of the Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Certificate at the end of the applicable time period:

Time Periods
	1 year	3 years	5 years	10 years
maximum	$958	$1,374	$1,886	$2,660
minimum	$883	$1,147	$1,504	$1,878

(2)	If you annuitize at the end of the applicable time period:

Time Periods
	1 year	3 years	5 years	10 years
maximum	$258	$744	$1,256	$2,660
minimum	$183	$517	$ 874	$1,878

(3)	If you do not surrender your Certificate:

Time Periods
	1 year	3 years	5 years	10 years
maximum	$258	$744	$1,256	$2,660
minimum	$183	$517	$ 874	$1,878
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

FINANCIAL AND PERFORMANCE INFORMATION
All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the SEC in the Form N-4 Registration Statement. These methods are described in detail in the SAI.
PERFORMANCE INFORMATION
We periodically advertise Series performance relating to the various Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the Fund expenses. It does not reflect the deduction of any applicable Transaction Fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fees, surrender charges and the Transaction Fees.
For periods starting prior to the date the Contract was first offered, the performance will be based on the historical performance of the corresponding Funds for the periods commencing from the date on which the particular Fund was made available through the Separate Account.
In addition, certain Fund performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials, performance information for Funds or Series related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain Contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
FINANCIAL INFORMATION
Financial Statements of the Separate Account and BLIC are contained in the SAI. Please see the section “Additional Information” of this Prospectus for information on how to obtain a copy of the SAI.
DESCRIPTION OF BRIGHTHOUSE LIFE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS
The Insurance Company
Brighthouse Life Insurance Company (“BLIC”) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.
BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
The General Account
All of the assets of BLIC, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate to the General Account. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by BLIC. The minimum interest rate depends on the date your Contract is issued but will not be less than 3%. Your financial representative (where applicable) can tell you the current and minimum rates that apply. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (“Securities Act”) and the General Account has not been registered as an investment company under the 1940 Act. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, BLIC bears the full investment risk for amounts in the General Account. BLIC has sole discretion to invest the assets of the General Account, subject to applicable law. All guarantees as to Purchase Payments or Account value allocated to the General Account, interest credited to the General Account, and Fixed Annuity payments are subject to BLIC’s financial strength and claim-paying ability. Please see the terms of your Certificate for more information.
The Separate Account
We have established the Separate Account, Brighthouse Separate Account A, to hold the assets that underlie the Contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company, adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that BLIC offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.
The assets of the Separate Account are held in BLIC’s name on behalf of the Separate Account and legally belong to BLIC. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of BLIC’s general business, the Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including BLIC’s creditors. All the income, gains, and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to BLIC’s other business. Under state law and the terms of the Contract, the assets of the Separate Account will not be responsible for liabilities arising out of BLIC’s other business. Furthermore, BLIC is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year. Any obligations that exceed the assets in the Separate Account are payable by the General Account. The amount of the death benefit that exceeds the Account value is paid from the General Account. Benefit amounts paid from the General Account are subject to the claims-paying ability of BLIC and BLIC’s long-term ability to make such payments and are not guaranteed by our parent company, Brighthouse Financial, Inc., or by any other party. For other annuity contracts and life insurance policies that
BLIC issues, all amounts owed under the contracts and policies are paid from the General Account. BLIC is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the General Account. However, there is no guarantee that BLIC will be able to meet all claims-paying obligations. There are risks to purchasing any insurance product.
The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Over twenty-five of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.
The investment adviser to certain of the Funds offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (“CEA”), and is not subject to registration or regulation as a pool operator under the CEA.
The Funds
The following Funds are available as investment options under the Contract. You should read the prospectuses for these Funds carefully before investing. You can obtain copies of the Fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, (800) 343-8496. Certain Funds described in the prospectuses may not be available with your Contract. Appendix B contains a summary of investment objectives and the names of the subadviser, if any, for each Fund.
American Funds Insurance Series® — Class 2
American Funds Insurance Series® is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the Contract:
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I  — Class A
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the Contract:
Brighthouse Small Cap Value Portfolio
Invesco Small Cap Growth Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Brighthouse Funds Trust II — Class A
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the Contract:
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Deutsche DWS Variable Series I — Class A
Deutsche Variable Series I is a mutual fund with multiple portfolios. Deutsche Investment Management Americas Inc. is the investment adviser to each portfolio. The following portfolio is available under the Contract:
DWS CROCI® International VIP
Fidelity® Variable Insurance Products — Initial Class
Fidelity® Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolios are available under the Contract:
Asset Manager Portfolio
Contrafund® Portfolio
Government Money Market Portfolio
Growth Portfolio
Overseas Portfolio
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund, Inc. is a mutual fund with multiple portfolios. T. Rowe Price Associates, Inc. serves as investment adviser to the portfolios. The following portfolio is available under the Contract:
T. Rowe Price Growth Stock Fund, Inc.
The Alger Portfolios — Class I-2
The Alger Portfolios is a mutual fund with multiple portfolios. Fred Alger Management, Inc. is the investment adviser to each portfolio. The following portfolio is available under the Contract:
Alger Small Cap Growth Portfolio
While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those retail mutual funds. The Funds most likely will not have the same performance experience as any retail mutual fund. Moreover, a Series that invests in a retail fund will have lower investment performance than the retail fund due to Contract charges and expenses.
There is no guarantee that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a Series that invests in a money market fund may become extremely low and possibly negative. It is therefore possible that your Account value may decline even when you select a money market fund for investment.
The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information.
Shares of each Fund are purchased for the corresponding Series. These Funds invest in stocks, bonds and other investments. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account’s purchase or sale of these Fund shares.

The Funds listed above other than the T. Rowe Price Growth Stock Fund, Inc. are available only by purchasing annuities and life insurance policies offered by BLIC or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by BLIC. Fund shares will be redeemed by the Series to the extent necessary for BLIC to make annuity or other payments under the Contracts.
Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.
The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to BLIC’s Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. BLIC monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Participants and Owners.
Certain Payments We Receive with Regard to the Funds. An investment adviser (other than Brighthouse Investment Advisers, LLC) or subadviser of a Fund or its affiliates may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in BLIC’s role as intermediary, with respect to the Funds. BLIC and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser (other than Brighthouse Investment Advisers, LLC) or subadviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. We will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See “Fee Tables and Examples – Fund Expenses” for information on the management fees paid by the Funds and the SAI for the Funds for information on the management fees paid by the adviser to the subadvisers.)
Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Fund’s 12b-1 Plan, if any, is described in more detail in the Fund’s prospectus. (See “Fee Tables and Examples – Fund Expenses” and “Principal Underwriter.”) Any payments we receive pursuant to those 12b-1 Plans are paid to us or to our Distributor. Payments under a Fund’s 12b-1 Plan decrease the Fund’s investment return.
How We Select the Funds. We select the Funds offered through the Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser or sub-adviser is one of our affiliates or whether the Fund, its adviser, its sub-adviser(s), or an affiliate will make payment to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive with Regard to the Funds” above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Funds advised by our affiliates than those that are not, we may be more inclined to offer Funds advised by our affiliates in the variable insurance products we issue. In some cases, we have included Funds based on recommendations made by selling firms. These selling firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Account value to such Funds. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Participant’s Account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Participants. We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See “Principal Underwriter.”)
We do not provide investment advice and do not recommend or endorse any particular Fund. You bear the risk of any decline in the Account Value of your Contract resulting from the performance of the Funds you have chosen.
Substitution of Fund Shares. BLIC may substitute shares of another fund for Fund shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by BLIC’s management in view of the purposes of the Contracts. The substituted fund may have higher fees and expenses. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approves the substitution under the 1940 Act. Furthermore, we may close investment portfolios to allocation of Purchase Payments or Contract value, or both, at any time in our sole discretion.
Principal Underwriter
Brighthouse Securities, LLC (“Distributor”), 11225 North Community House Road, Charlotte, NC, 28277, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority (“FINRA”), is an affiliate and principal underwriter for the Contracts. FINRA provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. The Distributor is a Delaware limited liability company.
BLIC has entered into a distribution agreement with Distributor for the distribution of the Certificates. We pay compensation to Distributor for sales of the Contracts and Certificates by the selling firm.
We pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor’s management team, advertising expenses, and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
Distributor enters into selling agreements with unaffiliated selling firms for the sale of the Contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to Participants or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our General Account. A portion of the payments made to selling firms may be passed on to their financial representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.
BLIC and Distributor may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Funds which are offered under the Contract. Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Financial representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contract.
Distributor pays compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8.5% of purchase payments. We also pay commissions when a Participant elects to begin receiving Annuity payments. (See “Annuity Benefits – Variable Annuity Payments.”)
From time to time, BLIC pays organizations, associations and non-profit organizations fees to sponsor BLIC’s variable annuity contracts. BLIC may also obtain access to an organization’s members to market our variable annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from BLIC. BLIC also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. BLIC may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. BLIC also may retain finders and consultants to introduce BLIC to potential clients and for establishing and maintaining relationships between BLIC and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. BLIC or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the contracts.
Servicing Agent
MetLife Services and Solutions, LLC or Metropolitan Life Insurance Company, with whom we were previously affiliated, provide BLIC with personnel, administrative and enrollment services, including: officers, office space, supplies, utilities, office equipment, travel expenses and periodic reports.
CONTRACT CHARGES
BLIC deducts the charges described below, and we may also deduct a charge for taxes, if applicable. Unless otherwise specified, charges are deducted proportionately from all Series, and the General Account in which you are invested.
These charges may not be changed under the Contract, and BLIC may profit from these charges in the aggregate.
Premium and Other Taxes
BLIC reserves the right to deduct from Purchase Payments, surrenders, death benefits or Annuity payments any taxes relating to the Contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state law which is imposed on payments we make to certain persons and income tax withholdings on surrenders and Annuity payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Participant’s Account value at a later date. Payment at any earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity payments begin.
Surrender Charge
The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.
No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed on a partial or full surrender of the Participant’s Account. During the accumulation phase, you can withdraw part or all of the Participant’s Account. For 403(b) Plans only, in the first surrender of each calendar year, you may surrender up to 10% of the value of your interest in the Separate Account without surrender charges, provided that the proceeds are paid solely to the Participant or the Beneficiary. If you withdraw money in excess of 10%, you might have to pay a surrender charge on the excess amount. Withdrawals from 403(b) Plans may be restricted by the Code.
If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a surrender charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a surrender charge, amounts are withdrawn from your Contract in the following order:
1.    Earnings in your Contract (earnings are equal to the Participant’s Account, less Purchase Payments not previously withdrawn); then
2.    For 403(b) Plans only, the free withdrawal amount described above (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then
3.    Purchase Payment not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.

The following schedule shows the surrender charges that apply during the 60 months following each Purchase Payment:
Number of Months Since Purchase Payment Date	Surrender Charge
60 months or less	7%
More than 60 months	0%
The Surrender Charge amount is the gross surrender amount multiplied by the Surrender Charge.
gross surrender amount  x  Surrender Charge = Surrender Charge amount
If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest. A surrender charge, if any, will not be applied to the amounts deducted to cover the surrender charge.
BLIC will not deduct any surrender charge once 9 years have elapsed since your Certificate Date.
Divorce. A withdrawal pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Participant’s Account and the death benefit. The withdrawal could have a significant negative impact on the death benefit.
Exceptions to Surrender Charge
In some cases, BLIC will not charge you the surrender charge when you make a surrender. You do not pay the surrender charge:
•	on transfers made within the Contract;
•	on withdrawals of Purchase Payments you made over 60 months ago;
•	If you die during the pay-in phase. Your Beneficiary(ies) will receive the full death benefit without deduction;
•	If you are a 403(b) Plan Participant and you withdraw no more than 10% of your interest in any calendar year (subject to Code restrictions);
•	If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days. The withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement. This Contract feature is not available in Massachusetts and South Dakota;
•	When you are an officer, director or full time employee of BLIC or its affiliates. In this case, the purchase of the Contract is for personal investment purposes only;
•	on required minimum distributions from, or excess contributions to, a Qualified Contract (but only with respect to amounts required to be distributed from this contract); and
•	If permitted in your state, if you are the Plan Participant and you make a direct transfer of your Participant’s Account to another funding option or annuity contract issued by BLIC or one of its affiliates and BLIC or its affiliate agrees.
Please note that deductions are made and expenses paid out of the underlying Fund’s assets, as well. A description of these fees and expenses are described in each Fund’s prospectus.
Administrative Fees
An administrative fee of $21.50 plus $2.50 for each Series in which you have Accumulation Units is deducted from your Participant’s Account on a yearly basis. The fee is prorated between Series in your Account based on their values on the date of the deduction. Contract administration expenses we incur include:
•	the cost of Contract issuance;
•	rent;
•	stationery and postage;
•	telephone and travel expenses;
•	salaries;
•	legal, administrative, actuarial and accounting fees;
•	periodic reports; and
•	office equipment, and custodial expenses.
The administrative fee will be waived for any Certificate Year during which you contribute Purchase Payments of $2,000 or more or your Participant’s Account is $10,000 or more at the end of the Certificate Year.
Transaction Charges
A $10 transaction charge will be deducted from your Account for each transfer from a Series (see “Transfers”) and upon annuitizaton of all or a portion of your

Participant’s Account (see “Annuity Benefits”). When you make a full or partial surrender, a transaction charge will be deducted from your Participant’s Account in an amount equal to the lesser of:
•	$10 or
•	2% of the amount surrendered.
These charges are at cost. BLIC does not anticipate profiting from them. Transaction charges for transfers from one Series of the Separate Account to another Series of the Separate Account are currently waived. (See, however, “Description of the Contracts – Restrictions on Transfers.”)
Mortality and Expense Risk Charge
BLIC charges a fee for bearing certain mortality and expense risks under the Contract. You pay the mortality and expense risk charge during the accumulation phase and the income phase. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, BLIC will make a daily deduction from the value of the Separate Account’s assets equal to 1.25% per year.
If BLIC has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.
BLIC may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.
Distribution Expense Charge
BLIC also assumes the risk that surrender charges described above will be insufficient to cover the actual costs of distribution. These costs include:
•	commissions,
•	fees,
•	registration costs, and
•	direct and indirect selling expenses (including advertising, sales materials, illustrations, marketing personnel, printing, and related overhead)
As compensation for assuming this risk, BLIC will make a deduction of .000274% on a daily basis (0.10% per year)
from the value of the Separate Account assets funding the Contract (the staff of the SEC deems this charge a deferred sales charge). The distribution expense charge (sales load), together with any contingent deferred sales charge imposed as described under “Surrender Charge” above, will never exceed 9% of purchase payments.
LOAN SET–UP FEE – 403(b) PLANS ONLY
You may be able to obtain a loan from the portion of your Participant’s Account allocated to the General Account. Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the loan proceeds. At this time, there is no fee for administration. Loan proceeds may be considered taxable distributions under the Code in the event of a default in repayments.
BLIC:
•	may terminate loans
•	change the terms under which loans are made
Any action taken by BLIC would not affect outstanding loans.
Income Taxes
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Fund Expenses
There are deductions from and expenses paid out of the assets of the various Funds, which are described in the fee table in this prospectus and in the Fund prospectuses. These deductions and expenses are not charges under the terms of the Contract but are represented in the share values of the investment options.
Free Look Period
You may cancel your interest in the Contract within a certain time period. This is known as a “free look.” Your Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Certificate. If you decide to cancel your interest in the Contract, BLIC must receive your request to cancel in writing at its administrative office within the 20-day period. If the Certificate is mailed to BLIC, it will be considered to be received on the postmark date. If the Certificate is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to BLIC.
The returned Certificate will be treated as if BLIC never issued it, and BLIC will refund your Purchase Payments or, if permitted by state law, the greater of the Purchase Payments or the Participant’s Account. Purchase Payments that you make to the Separate Account will be allocated to the Government Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Government Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.
Deferred Compensation Plans
For qualified Section 457 deferred compensation Plans, BLIC may agree to reduce or waive the administrative fees, transaction charges, and the distribution expense fee. Also, deductions for sales charges may be reduced or waived if a surrender is the result of your:
•	death,
•	disability,
•	retirement,
•	termination of employment,
•	unforseeable emergency, or
•	transfer to another investment provider.
DESCRIPTION OF THE CONTRACTS
General
The Contracts (known as Form 226R1) may be offered to Qualified Plans such as:
•	Section 403(b) tax-sheltered annuities;
•	Section 457 deferred compensation plans;
•	Section 401 pension and profit sharing plans; and
•	individual retirement annuities under Section 408 of the Code.
The Contracts are designed to fulfill long-term financial needs. They should not be considered as short-term or temporary investments.
A group Contract is issued to an employer or organization which is the Owner. This Contract covers all present and future Participants. After completing an enrollment form and arranging for Purchase Payments to begin, except as provided below, you and all other Participants will receive a Certificate that gives you a summary of the Contract provisions. This Certificate also serves as evidence of your participation in the Plan. No Certificates are issued to Participants under deferred compensation or qualified corporate retirement plans.
The group Contracts may be restricted by the Plan as to your exercise of certain rights provided under the Contracts. You should refer to the Plan for information concerning these restrictions.
Due to IRS regulations affecting 403(b) plans, we will only issue new Certificates where your employer currently permits salary reduction contributions to be made to the Certificate.
Assignment
If permitted by the Plan, you may assign your interest in the Contract by providing BLIC with written notice. Where a Contract is issued in connection with a non-governmental deferred compensation plan, all rights and powers under the Contract are vested in the Owner, not you.
BLIC will not be bound by the assignment until written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the Contract before we record the assignment. An assignment may be a taxable event.
Purchase Payments
You may make Purchase Payments yearly, semi-yearly, quarterly, monthly, or in periods agreed to by BLIC. You may change when you make Purchase Payments if permitted by the Plan. The minimum Purchase Payment is $20, with a yearly minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $50 for each additional payment), or such lesser amount as is required by federal tax law. Purchase Payments may be allocated to the Separate Account, the General Account, or between them according to your decision. You will periodically receive a confirmation of Purchase Payments which have been received.

We accept Purchase Payments made by check or cashier’s check. We do not accept cash, money orders or traveler’s checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Payment of Surrender Amount.”)
We will credit Purchase Payments to a Contract on the same Business Day we receive it, if received in Good Order by prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If we receive the Purchase Payment after close of the NYSE, we will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on your behalf are not submitted to us in a timely manner or in Good Order, there may be a delay in when amounts are credited.
If you send a Purchase Payment or transaction request to an address other than the one we have designated for receipt of such Purchase Payments or requests, it will not be in Good Order. We may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your Participant’s Account.
Transfers
Accumulation Units
Except as otherwise limited under “Restrictions on Transfers” below, you may transfer Accumulation Units from one Series to another or from a Series to the General Account at any time.
You may not make a transfer from the General Account to Accumulation Units of a Series of more than 20% of your interest in the General Account in any one year. It is important to note that it will take over 10 years (assuming no additional purchase payments or transfers into the General Account and discounting any accrued interest) to make a complete transfer of your interest from the General Account to Accumulation Units of a Series because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining interest in the General Account rather than transfers based upon a fixed number of years. For example (based upon the assumptions above), if your initial interest in the General Account is $100, the 20% transfer allowance only allows you to transfer up to $20 the first year. If you transfer the maximum transfer allowance that year, you may only transfer up to $16 the following year based on the 20% transfer allowance of the $80 interest remaining in the General Account for the year. It is important to consider when deciding to invest in the General Account whether this 20% transfer allowance restriction fits your risk tolerance and time horizon.
Your transfer instructions must be in writing or, if permitted by BLIC, by telephone, Internet or other means approved by BLIC.
Requests for service may be made:
•	By telephone at (1-800-560-5001), between the hours of 7:30 AM and 5:30 PM Central Time Monday through Thursday and 7:30 AM and 5:00 PM Central Time on Friday; or
•	In writing to us at the Annuity Service Center at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.
Your transfer request must be in Good Order. If BLIC permits transfers by telephone, you will be required to complete an authorization on the Certificate enrollment or on another form that BLIC may require. We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
Because telephone or Internet transactions will be available to anyone who provides certain information about you or your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.
Telephone or computer systems may not always be available. Any telephone or computer system can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing to Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277.
Transfer requests received in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.
Annuity Units
You may convert Annuity Units from one Series to another at any time. You may not convert Annuity Units from a Series to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for Variable Annuity payments. Conversions of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.
Minimum Transfer
A minimum of $500 must be transferred from any Series or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.
Restrictions on Transfers
Restrictions on Frequent Transfers. Frequent requests from Participants to make transfers may dilute the value of a Fund’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which may in turn adversely affect Participants and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds
Alger Small Cap Growth Portfolio
American Funds Global Small Capitalization Fund
Brighthouse Small Cap Value Portfolio
DWS CROCI® International VIP
Invesco Small Cap Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
Overseas Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
(the “Monitored Portfolios”) and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios (“American Funds portfolios”) as Monitored Portfolios.
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Participant’s Account value; and (3) two or more “round-trips” involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their Funds available in our products, American Funds requires us to treat all American

Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Fund under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Participants) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Participants engaged in frequent trading, the Fund may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We reserve the right to terminate the availability of any dollar cost averaging or reallocation program at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Participant). You should read the Portfolio prospectuses for more details.
Restrictions on Large Transfers/Reallocations. Large transfers/reallocations may increase brokerage and administrative costs of the Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Funds except where the portfolio manager of a particular Fund has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Loans —  403(b) Plans Only
If you are in a 403(b) Plan, you may obtain a loan under the Contract from the value of your Participant’s Account allocated to the General Account. Accumulation Units in the Separate Account are taken into account in determining the maximum amount of the loan. You would then be permitted to transfer Accumulation Units from the Separate Account to the General Account before the loan is made. Your Participant’s Account serves as the only security for the loan. BLIC may terminate a loan at its discretion in the event of a request for surrender.
The Code imposes limits on the amounts, duration, and repayment schedule for all 403(b) plan loans. If the Plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974 (“ERISA”), eligibility for, and the terms and conditions of the loan may be further limited by the terms of the Plan and will be determined by the plan administrator or other designated Plan official.
Loan proceeds may cause you to incur tax liability (see “Federal Tax Considerations”).
BLIC may modify or terminate the granting of loans at any time, provided that any modification or termination will not affect outstanding loans.
Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the loan proceeds. At this time, there is no fee for administration.
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Cybersecurity breaches may also impact the issuers of securities in which the Series invest, and it is possible the Funds underlying your Contract could lose value. There can be no assurance that we or our service providers or the Series will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Series invest.
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although BLIC has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on BLIC. BLIC continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to BLIC and/or with respect to the services BLIC or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Funds in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Funds. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the
Contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Modification of the Contracts
BLIC must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.
BLIC is legally bound under the Contract to maintain these Annuity purchase rates. BLIC must also abide by the Contract’s provisions concerning:
•	death benefits
•	deductions from Purchase Payments
•	deductions from Participant’s Accounts for transaction charges
•	deductions from the Separate Account for actuarial risk and administrative expense risk fees
•	guaranteed rates with respect to fixed benefits
BLIC and the Owner may change the Contract by mutual agreement at any time. No such change may affect any Participant’s Account where the Participant’s interest is nonforfeitable, without the written consent of that Participant. Changes must be made in writing. Any changes must comply with state laws where the Contract is delivered. BLIC may change such provisions without your consent to the extent permitted by the Contract, but only:
•	with respect to any Purchase Payments received as a tax free transfer under the Code after the effective date of the change;
•	with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Certificate Year exceed the first year’s Purchase Payments; or
•	to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.
We will notify you of any Contract changes. If you have any questions about any of the provisions of your Contract, you may write or call:

Brighthouse Life Insurance Company
11225 North Community House Road,
Charlotte, NC 28277
Phone: (800) 283-4536
ACCUMULATION PERIOD
The Net Investment Factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the mortality and expense risk and distribution expense charges) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.
Crediting Accumulation Units In The Separate Account
BLIC will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. If payments on your behalf are not made in a timely manner or in Good Order, there may be a delay in when amounts are credited. BLIC determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.
Separate Account Accumulation Unit Current Values
The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets and the deduction of the separate account charge as described below. Purchase Payments and transfer requests are credited to a Participant’s Account on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. The value of Accumulation Units is determined each Business Day as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. The net investment factor is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding
Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.
Surrender From The Separate Account
You may surrender all or a portion of the cash value of your Participant’s Account at any time prior to the Annuity Date. A surrender may result in adverse Federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal and may be restricted by the plan or Federal tax law. These consequences are discussed in more detail under “Federal Tax Considerations.” You should consult your tax adviser before making a withdrawal.
The surrender value of your Participant’s Account in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges. BLIC will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.
If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if the surrender would cause your interest in any Series or the General Account to have an after-surrender value of less than $200. However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.
Payment of Surrender Amount
Payment of any amount surrendered from a Series will be made to you within seven days of the date that BLIC receives your written request.
You may submit a written withdrawal request, which must be received at the administrative office on or before the Normal Annuity Date, that indicates that the withdrawal should be processed as of the Normal Annuity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit value calculated as of the Normal Annuity Date.
BLIC may suspend surrenders when:

•	The SEC restricts trading on the NYSE or NYSE is closed for other than weekends or holidays.
•	The SEC permits the suspension of withdrawals.
•	The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.
We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
Account Statements
You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:
•	all transactions for the period being reported
•	the number of Accumulation Units that are credited to your Participant’s Account in each Series
•	the current Accumulation Unit value for each Series
•	your Participant’s Account as of the end of the reporting period
BLIC is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise BLIC of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.
ANNUITY BENEFITS
There are two people who are involved in payments under your Annuity:
•	you
•	the Beneficiary
Variable Annuity Payments
The value of your Participant’s Account in each Series may be applied to provide you with Variable Annuity payments. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series, but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.
Assumed Investment Return
Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.
Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount by which the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.
Election of Annuity Date and form of Annuity
You choose the Annuity Date and the form of Annuity payment, subject to the requirements of the Internal Revenue Code (“Code”).
If your Contract is a Qualified Contract, you must take distributions during your life in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Tax Considerations.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity payment option. Upon your death, if Annuity payments have already begun under a Qualified Contract, any remaining payments under the Contract also must be made in accordance with applicable tax law. In some cases, those tax laws may require that any remaining payments after your death be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Election of Annuity Date
If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:
•	the month in which you attain age 75, or
•	the date you are required to take a distribution under the terms of the Plan to which the Contract was issued.
You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.
Please note that Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.
Form of Annuity
Currently, BLIC provides you with five forms of Annuity payments, subject to applicable Code distribution requirements and other tax law. Each Annuity payment option, except Option 5, is available on both a Fixed Annuity payment and Variable Annuity payment basis. Option 5 is available on a Fixed Annuity payment basis only.
Option 1 — Life Annuity
You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because BLIC does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments, involving a life contingency.
Option 2 — Life Annuity with 120, 180,
or 240 Monthly Payments Certain
You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, BLIC guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if you die during that period.
Option 3 — Installment Refund Life Annuity
An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant’s Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.
Option 4 — Joint and Last Survivor Life Annuity
You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and payments are made during the lifetime of the survivor of the two of you. BLIC stops making payments with the last payment before the death of the last surviving payee. BLIC does not guarantee a minimum number of payments under this arrangement. For example, you or the other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and BLIC does not pay death proceeds because of the death of the other payee.
Option 5 — Payments for a Designated Period
(Fixed Annuity Only)
BLIC makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by BLIC that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option. If your Contract is a Qualified Contract, this option may not always satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Due to underwriting, administrative or Code considerations, there may be limitations on payments to the survivor under Option 4 and/or the duration of the guarantee period under Options 2 and 5.
If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied under the Contract. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year’s Annuity payment described in Options 1 – 4 is calculated on the basis of:
•	the mortality table specified in the Contract,
•	the age, and where permitted, the sex of the Annuitant,
•	the type of Annuity payment option selected, and
•	the assumed investment return selected.
Your Annuity payments will depend on your choices. For lifetime options, the age of the Annuitant will also be considered. For example, if you select an Annuity Option that guarantees payments for your lifetime and your spouse’s lifetime, your payments will be lower than if you selected an Annuity Option with payments over only your lifetime. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether you are alive (such as a Life Annuity with 120, 180, or 240 Monthly Payments Certain and Installment Life Refund Annuity) result in payments smaller than with Annuity Options without such guarantee (such as Life Annuity and Joint and Last Survivor Life Annuity). In addition, to the extent the Annuity Option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.
If you were issued a certificate before state law mandated unisex annuity rates (if applicable in your state) and that certificate had annuity rates that took the annuitant’s sex into account, the annuity rates we use for that certificate will not be less than the guaranteed rates in the certificate when it was issued.
The Fixed Annuity payments described in Option 5 are calculated on the basis of:
•	the number of years in the payment period, and
•	the interest rate guaranteed with respect to the option.
Fixed Annuities are funded through the General Account of BLIC.
Frequency of Payment
Your payments under all options will be made on a monthly basis unless you and BLIC have agreed to a different arrangement (choosing less frequent payments will result in each payment being larger).
Payments from each Series must be at least $50. If a payment from a Series will be less than $50, BLIC has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.
Level Payments Varying Annually
Your Variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly Variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly Variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, BLIC will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.
After calculating the amount due to you, BLIC transfers the amount of the year’s Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.
The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, BLIC will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, BLIC will experience a loss.
You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

Annuity Unit Values
This is how BLIC calculates the Annuity Unit Value for each Series:
•	First, BLIC determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day.
•	Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.
•	Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.
•	Finally, the previous Annuity Unit Value is multiplied by this result.
DEATH BENEFITS
Death before the Annuity Date
If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant’s Account.
If you are younger than age 65 at the time of your death, your Beneficiary(ies) will be entitled to receive a lump sum settlement equal to the greater of:
•	your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments (including any applicable surrender charge); or
•	your Participant’s Account.
Your Beneficiary(ies) receive the death benefit as either:
1)    A lump sum that must be made within five (5) years of your death; or
2)    Annuity income under Annuity Income Options One, Two or Five (described in Article 7 of the Contract), subject to applicable Code distribution requirements and other tax law.
If your Beneficiary(ies) chooses one of the Annuity income options:
•	Payments must begin within one year of your death However, if your spouse is the sole designated beneficiary under a Qualified Contract, your spouse may delay commencement of payments to the date that you would have reached 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
•	The guaranteed period under Option Two or the designated period under Option Five may not be longer than permitted by applicable Code distribution requirements and other tax law.
•	The Participant’s Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.
The death benefit will be determined when BLIC receives both due proof of death and an election for the payment method. Note that if BLIC is notified of your death before any requested transaction is completed (including transactions under a dollar cost averaging or reallocation program), we will cancel the request.
If your spouse is your sole Beneficiary under an IRA, he or she may choose to succeed to your rights as Participant rather than to take the death benefit.
All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.
If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.
Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the account balance attributable to his/her portion of the death benefit remains in the Funds and is subject to investment risk.
If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.
You will also be considered to have outlived your Beneficiary(ies) in the following situations:
•	Your Beneficiary(ies) and you die at the same time.
•	Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by BLIC before the date due.
Proof of death includes a certified death certificate, or attending physician’s statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that BLIC agrees to accept as proof of death.

Death after the Annuity Date
If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect, subject to applicable Code distribution requirements and other tax law. In this case, the Beneficiary will:
•	have all the remaining rights and powers under a Contract, and
•	be subject to all the terms and conditions of the Contract.
In the case of a Qualified Contract, applicable tax law may require that any remaining payments after the Annuitant’s death be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant’s estate unless other provisions have been made and approved by BLIC. This value is calculated on the next day of payment following receipt of due proof of death.
Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the last day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.
FEDERAL TAX CONSIDERATIONS
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (“Code”) and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or ERISA.
We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the portfolios to foreign jurisdictions.
For Federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.

Qualified Annuity Contracts
Introduction
The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A Contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single purchase payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the Contract will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% Federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan Contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments to the Contract (including tax-free transfers or rollovers and additional withdrawals from the Contract.
The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Rollovers and Transfers
Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity Contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax adviser before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)     minimum distribution requirements,
(b)     financial hardship, or
(c)    for a period of ten or more years or for life.

20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this Contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this Contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (“RMD”) amounts are required to be distributed from a Qualified Contract following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after their death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your Contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If your surviving spouse is the sole designated beneficiary of your IRA, then your surviving spouse may elect to treat the IRA as his or her own.
Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The beneficiary must generally be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the Contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.
Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Beginning Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or

(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949) even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distributions you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
Complex rules apply to the calculation of these withdrawals.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of annuity payments that are payable over the joint lives of you and a beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of annuity payments. You should consult your own tax adviser as to how these rules affect your own Contract.
Additional Information Regarding TSA (ERISA and non-ERISA) 403(b)
Special Rules Regarding Exchanges
In order to satisfy tax regulations, contract exchanges within a 403(b) plan must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.
Withdrawals
If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA Contract unless the withdrawal:
1.    Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
2.    Is exchanged to another permissible investment under your 403(b) plan;
3.    Relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;
4.    Occurs after you die, leave your job or become disabled (as defined by the Code);
5.    Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

6.    Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
7.    Relates to rollover or after-tax contributions; or
8.    Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments
Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed purchase payment limits you may be subject to a tax penalty.
Withdrawals
If and to the extent that Traditional IRA purchase payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Distinction for Puerto Rico Code
An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions
The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions
Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%. A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), fixed or variable annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year. The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
Upon the occurrence of a “Declared Disaster,” like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution if you are a resident of Puerto Rico.
Rollover
Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations
In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after

December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse”, spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
VOTING RIGHTS
As the owner of the Separate Account, BLIC is the legal owner of the shares of the Funds. Based upon BLIC’s current view of applicable law, we will vote shares of the Funds (which are deemed attributable to the Contracts) based on instructions received from those having voting interests under the Contract concerning Fund shares and who are entitled to vote on Fund proposals at all regular and special shareholders meetings. The persons who have voting interests under a particular plan may include the plan administrator or the Participant if voting is passed through to such individuals. Your plan administrator can provide you with information in this regard. BLIC will vote all shares of the underlying Funds as directed. BLIC will send to those with voting interests, at a last known address, all proxy materials and written requests for instructions on how to vote those shares. When BLIC receives these instructions, it will vote all of the shares in proportion to the instructions. If BLIC does not receive voting instructions, from a recipient, it will vote their interest in the same proportion as represented by the votes it has received. The effect of this proportional voting is that a small number of those with voting interests may control the outcome of a vote. If BLIC determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.
BLIC is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions.
All instructions will be valid unless BLIC has actual knowledge that they are not.
When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.
There are certain circumstances under which BLIC may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.
The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.
The number of shares to which you are entitled to vote is calculated by dividing the portion of your Participant’s Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.
LEGAL PROCEEDINGS
BLIC, like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. BLIC does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of Distributor to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.
ADDITIONAL INFORMATION
You may contact BLIC at the address and phone number listed on page 27 for further information. A copy of the SAI, dated April 30, 2021, which provides more detailed information about the Contracts, may be obtained by completing and mailing the form on the following page. The table of contents for the Statement of Additional Information is provided below.
A Registration Statement has been filed with the SEC under the Securities Act for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, BLIC and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries.

Please see the filed versions of these documents for a complete statement of any terms.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask Your financial representative for guidance regarding any requests or elections and for information about Your particular investment needs. Please bear in mind that Your financial representative, or any financial firm or financial professional You consult to provide advice, is not acting on Our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
The Company
Services
Surrender Charges
Net Investment Factor
Annuity Payments
Basis of Variable Benefits
Determination of Amount of Monthly Variable Annuity Payments for First Year
Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years
Annuity Unit Value
Underwriters, Distribution of the Contracts
Calculation of Performance
Voting Rights
Safekeeping of Securities
Servicing Agent
Independent Registered Public Accounting Firm
Additional Federal Tax Considerations
Qualified Annuity Contracts
Types of Qualified Plans
ERISA
Federal Estate Taxes
Generation-Skipping Transfer Tax
Annuity Purchase Payments by Nonresident Aliens and Foreign Entities
Financial Statements

If you would like the Statement of Additional Information dated April 30, 2021, for the annuity contract issued by Brighthouse Life Insurance Company, at no charge, please print and fill in all information and mail to:
Brighthouse Life Insurance Company
Attn: Variable Products
11225 North Community House Road
Charlotte, NC 28277

Name
Address
City	State	Zip Code
BOOK-702
SAI-BLICFLEXBONUS

This page intentionally left blank.

APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2020. See “Accumulation Period — Separate Account Accumulation Unit Current Values” in the prospectus for information on how
Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges.

1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Small Capitalization Fund – Class 2
01/01/2011 to 12/31/2011	31.292611	24.963046	608,209.5666
01/01/2012 to 12/31/2012	24.963046	29.103284	549,030.1894
01/01/2013 to 12/31/2013	29.103284	36.832925	497,651.2404
01/01/2014 to 12/31/2014	36.832925	37.110373	444,456.1511
01/01/2015 to 12/31/2015	37.110373	36.710030	413,860.1952
01/01/2016 to 12/31/2016	36.710030	36.977746	359,488.3966
01/01/2017 to 12/31/2017	36.977746	45.930478	327,862.5681
01/01/2018 to 12/31/2018	45.930478	40.531775	297,825.4375
01/01/2019 to 12/31/2019	40.531775	52.591924	274,597.5157
01/01/2020 to 12/31/2020	52.591924	67.306594	242,187.7405
American Funds Growth Fund – Class 2
01/01/2011 to 12/31/2011	159.110466	150.267275	169,705.2669
01/01/2012 to 12/31/2012	150.267275	174.764387	151,415.5656
01/01/2013 to 12/31/2013	174.764387	224.324324	137,399.5781
01/01/2014 to 12/31/2014	224.324324	240.148175	121,837.6484
01/01/2015 to 12/31/2015	240.148175	253.176728	110,968.4612
01/01/2016 to 12/31/2016	253.176728	273.480692	97,922.1599
01/01/2017 to 12/31/2017	273.480692	346.163148	88,973.5593
01/01/2018 to 12/31/2018	346.163148	340.651025	78,052.9925
01/01/2019 to 12/31/2019	340.651025	439.509128	71,038.2360
01/01/2020 to 12/31/2020	439.509128	659.428237	62,707.8664
American Funds Growth-Income Fund – Class 2
01/01/2011 to 12/31/2011	106.023268	102.690225	226,239.0424
01/01/2012 to 12/31/2012	102.690225	119.017052	216,725.0749
01/01/2013 to 12/31/2013	119.017052	156.758120	208,849.8342
01/01/2014 to 12/31/2014	156.758120	171.103175	196,811.0208
01/01/2015 to 12/31/2015	171.103175	171.264467	175,053.9115
01/01/2016 to 12/31/2016	171.264467	188.435051	159,396.5743
01/01/2017 to 12/31/2017	188.435051	227.528333	141,697.5174
01/01/2018 to 12/31/2018	227.528333	220.449625	127,586.6971
01/01/2019 to 12/31/2019	220.449625	274.339683	116,187.2455
01/01/2020 to 12/31/2020	274.339683	307.312361	104,822.2797

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio – Class A
01/01/2011 to 12/31/2011	18.167955	16.365822	357,959.6977
01/01/2012 to 12/31/2012	16.365822	19.095981	315,401.1320
01/01/2013 to 12/31/2013	19.095981	25.021972	281,699.1444
01/01/2014 to 12/31/2014	25.021972	25.171442	232,259.0671
01/01/2015 to 12/31/2015	25.171442	23.541201	203,412.4818
01/01/2016 to 12/31/2016	23.541201	30.554815	192,779.5525
01/01/2017 to 12/31/2017	30.554815	33.757815	166,010.3607
01/01/2018 to 12/31/2018	33.757815	28.316283	142,203.9898
01/01/2019 to 12/31/2019	28.316283	36.056133	127,608.1503
01/01/2020 to 12/31/2020	36.056133	35.457539	114,860.4092
Invesco Small Cap Growth – Class A
01/01/2011 to 12/31/2011	16.278427	15.924707	49,265.3809
01/01/2012 to 12/31/2012	15.924707	18.617965	37,288.8660
01/01/2013 to 12/31/2013	18.617965	25.814347	43,008.0531
01/01/2014 to 12/31/2014	25.814347	27.552049	41,910.6964
01/01/2015 to 12/31/2015	27.552049	26.796272	43,090.4279
01/01/2016 to 12/31/2016	26.796272	29.536249	41,993.7409
01/01/2017 to 12/31/2017	29.536249	36.603971	37,652.0258
01/01/2018 to 12/31/2018	36.603971	32.942383	38,462.0518
01/01/2019 to 12/31/2019	32.942383	40.507775	36,003.3519
01/01/2020 to 12/31/2020	40.507775	62.839276	31,586.6484
MFS ® Research International – Class A
01/01/2011 to 12/31/2011	14.908241	13.173402	711,229.6040
01/01/2012 to 12/31/2012	13.173402	15.201589	681,939.5852
01/01/2013 to 12/31/2013	15.201589	17.934180	657,489.2557
01/01/2014 to 12/31/2014	17.934180	16.501895	623,681.6137
01/01/2015 to 12/31/2015	16.501895	16.036964	559,636.9879
01/01/2016 to 12/31/2016	16.036964	15.715548	503,427.8534
01/01/2017 to 12/31/2017	15.715548	19.925952	466,452.2604
01/01/2018 to 12/31/2018	19.925952	16.943162	436,156.2061
01/01/2019 to 12/31/2019	16.943162	21.511791	403,644.3774
01/01/2020 to 12/31/2020	21.511791	24.039832	359,718.6585
Morgan Stanley Discovery - Class A (formerly Morgan Stanley Mid Cap Growth - Class A)
01/01/2011 to 12/31/2011	15.710242	14.466787	233,241.4996
01/01/2012 to 12/31/2012	14.466787	15.635383	215,417.7732
01/01/2013 to 12/31/2013	15.635383	21.488759	193,355.1926
01/01/2014 to 12/31/2014	21.488759	21.473044	173,269.6709
01/01/2015 to 12/31/2015	21.473044	20.171250	160,358.8564
01/01/2016 to 12/31/2016	20.171250	18.254972	148,099.2289
01/01/2017 to 12/31/2017	18.254972	25.280022	163,692.6205
01/01/2018 to 12/31/2018	25.280022	27.535533	155,793.0629
01/01/2019 to 12/31/2019	27.535533	38.160560	143,502.0803
01/01/2020 to 12/31/2020	38.160560	95.540940	154,226.6380

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Total Return - Class A
01/01/2011 to 12/31/2011	16.882889	17.227037	3,918,425.0000
01/01/2012 to 12/31/2012	17.227037	18.619301	3,749,817.0000
01/01/2013 to 12/31/2013	18.619301	18.053398	3,285,635.0000
01/01/2014 to 12/31/2014	18.053398	18.611176	2,919,823.0000
01/01/2015 to 12/31/2015	18.611176	18.413676	2,457,540.0000
01/01/2016 to 12/31/2016	18.413676	18.684037	2,148,038.0000
01/01/2017 to 12/31/2017	18.684037	19.314031	1,893,116.0000
01/01/2018 to 12/31/2018	19.314031	19.059746	0.0000
01/01/2019 to 12/31/2019	19.059746	20.437646	0.0000
01/01/2020 to 12/31/2020	20.437646	21.941396	0.0000
T. Rowe Price Large Cap Value - Class A
01/01/2011 to 12/31/2011	26.280025	24.951397	3,985,555.0687
01/01/2012 to 12/31/2012	24.951397	29.112873	3,644,435.1710
01/01/2013 to 12/31/2013	29.112873	38.514167	3,321,628.7808
01/01/2014 to 12/31/2014	38.514167	43.152396	3,025,516.3258
01/01/2015 to 12/31/2015	43.152396	41.163487	2,681,679.8368
01/01/2016 to 12/31/2016	41.163487	47.192124	2,428,488.5418
01/01/2017 to 12/31/2017	47.192124	54.601665	2,210,882.0602
01/01/2018 to 12/31/2018	54.601665	49.043056	1,967,348.1996
01/01/2019 to 12/31/2019	49.043056	61.359866	1,800,208.4832
01/01/2020 to 12/31/2020	61.359866	62.440412	1,627,360.2311
Brighthouse Funds Trust II
BlackRock Bond Income - Class A
01/01/2011 to 12/31/2011	57.346031	60.292467	84,848.5604
01/01/2012 to 12/31/2012	60.292467	63.968026	84,176.1097
01/01/2013 to 12/31/2013	63.968026	62.626635	69,839.8239
01/01/2014 to 12/31/2014	62.626635	66.164259	76,732.1664
01/01/2015 to 12/31/2015	66.164259	65.664505	70,362.9311
01/01/2016 to 12/31/2016	65.664505	66.806772	60,375.8330
01/01/2017 to 12/31/2017	66.806772	68.618395	55,989.7437
01/01/2018 to 12/31/2018	68.618395	67.451489	51,874.4317
01/01/2019 to 12/31/2019	67.451489	73.086256	53,329.2602
01/01/2020 to 12/31/2020	73.086256	78.302787	59,638.8855
BlackRock Capital Appreciation - Class A
01/01/2011 to 12/31/2011	33.153311	29.783400	34,480.6544
01/01/2012 to 12/31/2012	29.783400	33.604960	32,932.7733
01/01/2013 to 12/31/2013	33.604960	44.499664	33,707.9224
01/01/2014 to 12/31/2014	44.499664	47.809362	33,666.0316
01/01/2015 to 12/31/2015	47.809362	50.129976	36,567.8276
01/01/2016 to 12/31/2016	50.129976	49.499933	29,407.0327
01/01/2017 to 12/31/2017	49.499933	65.408857	23,850.7756
01/01/2018 to 12/31/2018	65.408857	66.091398	28,580.2040
01/01/2019 to 12/31/2019	66.091398	86.626490	29,694.8959
01/01/2020 to 12/31/2020	86.626490	120.215471	29,623.4688

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value – Class A
01/01/2011 to 12/31/2011	31.878289	33.577074	393,641.1285
01/01/2012 to 12/31/2012	33.577074	37.054396	346,562.1520
01/01/2013 to 12/31/2013	37.054396	50.031164	338,124.9891
01/01/2014 to 12/31/2014	50.031164	50.311566	298,767.5443
01/01/2015 to 12/31/2015	50.311566	44.950146	263,961.4396
01/01/2016 to 12/31/2016	44.950146	54.532001	235,120.9233
01/01/2017 to 12/31/2017	54.532001	60.699476	218,191.6815
01/01/2018 to 12/31/2018	60.699476	51.975687	196,659.6882
01/01/2019 to 12/31/2019	51.975687	63.458032	174,753.8685
01/01/2020 to 12/31/2020	63.458032	66.514716	158,416.0998
Brighthouse/Wellington Core Equity Opportunities – Class A
01/01/2011 to 12/31/2011	34.598040	32.758001	269,377.7683
01/01/2012 to 12/31/2012	32.758001	36.473120	240,839.7298
01/01/2013 to 12/31/2013	36.473120	48.110989	219,113.8729
01/01/2014 to 12/31/2014	48.110989	52.513860	195,594.7182
01/01/2015 to 12/31/2015	52.513860	53.050988	172,277.6398
01/01/2016 to 12/31/2016	53.050988	56.183927	155,625.3171
01/01/2017 to 12/31/2017	56.183927	66.002974	135,349.8178
01/01/2018 to 12/31/2018	66.002974	65.055968	121,592.2466
01/01/2019 to 12/31/2019	65.055968	84.040574	102,779.1861
01/01/2020 to 12/31/2020	84.040574	92.254905	87,214.4720
MetLife Aggregate Bond Index – Class A
01/01/2011 to 12/31/2011	16.218382	17.202996	482,591.1916
01/01/2012 to 12/31/2012	17.202996	17.633288	480,940.8779
01/01/2013 to 12/31/2013	17.633288	16.991865	420,029.4006
01/01/2014 to 12/31/2014	16.991865	17.737635	419,323.6740
01/01/2015 to 12/31/2015	17.737635	17.544238	383,833.5151
01/01/2016 to 12/31/2016	17.544238	17.715615	345,787.1211
01/01/2017 to 12/31/2017	17.715615	18.048585	326,277.4007
01/01/2018 to 12/31/2018	18.048585	17.774049	308,892.4824
01/01/2019 to 12/31/2019	17.774049	19.050049	289,585.9888
01/01/2020 to 12/31/2020	19.050049	20.149460	295,066.3541
MetLife Mid Cap Stock Index - Class A
01/01/2011 to 12/31/2011	17.965347	17.389122	1,153,633.0876
01/01/2012 to 12/31/2012	17.389122	20.173428	1,178,449.7309
01/01/2013 to 12/31/2013	20.173428	26.500545	1,192,705.8692
01/01/2014 to 12/31/2014	26.500545	28.626696	1,156,149.7723
01/01/2015 to 12/31/2015	28.626696	27.578314	1,060,424.9505
01/01/2016 to 12/31/2016	27.578314	32.768500	1,003,208.7467
01/01/2017 to 12/31/2017	32.768500	37.486775	908,551.7337
01/01/2018 to 12/31/2018	37.486775	32.800480	848,062.3150
01/01/2019 to 12/31/2019	32.800480	40.757410	772,576.7299
01/01/2020 to 12/31/2020	40.757410	45.595491	698,521.5960

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife MSCI EAFE® Index - Class A
01/01/2011 to 12/31/2011	13.396497	11.565129	1,181,644.1977
01/01/2012 to 12/31/2012	11.565129	13.500289	1,200,374.9798
01/01/2013 to 12/31/2013	13.500289	16.231449	1,156,351.9311
01/01/2014 to 12/31/2014	16.231449	15.052383	1,134,964.5982
01/01/2015 to 12/31/2015	15.052383	14.688386	1,035,254.0319
01/01/2016 to 12/31/2016	14.688386	14.685475	961,597.9034
01/01/2017 to 12/31/2017	14.685475	18.097449	908,785.4574
01/01/2018 to 12/31/2018	18.097449	15.369830	848,633.9746
01/01/2019 to 12/31/2019	15.369830	18.489300	762,492.1990
01/01/2020 to 12/31/2020	18.489300	19.672295	695,749.0689
MetLife Russell 2000® - Class A
01/01/2011 to 12/31/2011	18.834041	17.820788	474,457.7034
01/01/2012 to 12/31/2012	17.820788	20.455127	479,291.3851
01/01/2013 to 12/31/2013	20.455127	27.961819	490,621.3535
01/01/2014 to 12/31/2014	27.961819	28.977018	473,022.7107
01/01/2015 to 12/31/2015	28.977018	27.367152	430,950.9169
01/01/2016 to 12/31/2016	27.367152	32.746861	408,770.8755
01/01/2017 to 12/31/2017	32.746861	37.048271	376,762.8228
01/01/2018 to 12/31/2018	37.048271	32.539339	370,159.1420
01/01/2019 to 12/31/2019	32.539339	40.328068	328,945.4727
01/01/2020 to 12/31/2020	40.328068	47.592481	304,077.9421
MetLife Stock Index - Class A
01/01/2011 to 12/31/2011	41.644919	41.842000	1,058,393.9158
01/01/2012 to 12/31/2012	41.842000	47.782944	1,015,814.5462
01/01/2013 to 12/31/2013	47.782944	62.236872	977,831.5116
01/01/2014 to 12/31/2014	62.236872	69.607702	914,215.5189
01/01/2015 to 12/31/2015	69.607702	69.475130	826,493.2692
01/01/2016 to 12/31/2016	69.475130	76.544034	774,887.0627
01/01/2017 to 12/31/2017	76.544034	91.787369	708,707.4548
01/01/2018 to 12/31/2018	91.787369	86.383811	646,856.1966
01/01/2019 to 12/31/2019	86.383811	111.773462	592,845.6557
01/01/2020 to 12/31/2020	111.773462	130.232014	544,553.1602
MFS ® Total Return – Class A
01/01/2011 to 12/31/2011	48.136209	48.639445	182,214.9541
01/01/2012 to 12/31/2012	48.639445	53.542721	167,289.8429
01/01/2013 to 12/31/2013	53.542721	62.857668	159,286.6143
01/01/2014 to 12/31/2014	62.857668	67.372913	146,167.1813
01/01/2015 to 12/31/2015	67.372913	66.365586	126,811.0776
01/01/2016 to 12/31/2016	66.365586	71.499378	113,748.4912
01/01/2017 to 12/31/2017	71.499378	79.322476	98,075.5317
01/01/2018 to 12/31/2018	79.322476	73.891787	88,787.8100
01/01/2019 to 12/31/2019	73.891787	87.750938	80,760.9693
01/01/2020 to 12/31/2020	87.750938	95.023937	75,238.8290

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value – Class A
01/01/2011 to 12/31/2011	12.328603	12.267250	475,613.7271
01/01/2012 to 12/31/2012	12.267250	14.116992	468,500.1591
01/01/2013 to 12/31/2013	14.116992	18.904385	462,130.4760
01/01/2014 to 12/31/2014	18.904385	20.666807	442,819.5531
01/01/2015 to 12/31/2015	20.666807	20.358870	403,787.3528
01/01/2016 to 12/31/2016	20.358870	22.976418	365,296.2107
01/01/2017 to 12/31/2017	22.976418	26.750074	345,307.5846
01/01/2018 to 12/31/2018	26.750074	23.736315	426,532.9014
01/01/2019 to 12/31/2019	23.736315	30.474293	392,841.8963
01/01/2020 to 12/31/2020	30.474293	31.254994	333,478.1563
MFS ® Value – Class A (formerly MFS® Value Portfolio II – Class A)
01/01/2011 to 12/31/2011	11.325768	11.436429	233,329.8657
01/01/2012 to 12/31/2012	11.436429	12.893807	203,788.6634
01/01/2013 to 12/31/2013	12.893807	16.798388	196,278.2642
01/01/2014 to 12/31/2014	16.798388	18.217424	198,464.7612
01/01/2015 to 12/31/2015	18.217424	16.896897	190,692.5744
01/01/2016 to 12/31/2016	16.896897	19.756412	171,681.1650
01/01/2017 to 12/31/2017	19.756412	20.981068	154,943.3955
01/01/2018 to 04/30/2018	20.981068	13.462643	0.0000
Neuberger Berman Genesis - Class A
01/01/2011 to 12/31/2011	16.812420	17.549739	552,249.3823
01/01/2012 to 12/31/2012	17.549739	19.049130	520,656.4568
01/01/2013 to 12/31/2013	19.049130	26.033794	497,782.7233
01/01/2014 to 12/31/2014	26.033794	25.687418	459,733.7191
01/01/2015 to 12/31/2015	25.687418	25.490207	385,781.8957
01/01/2016 to 12/31/2016	25.490207	29.847381	346,518.1586
01/01/2017 to 12/31/2017	29.847381	34.086853	312,359.5802
01/01/2018 to 12/31/2018	34.086853	31.372759	289,159.1852
01/01/2019 to 12/31/2019	31.372759	40.137843	273,145.3086
01/01/2020 to 12/31/2020	40.137843	49.540203	238,044.6356
T.Rowe Price Large Cap Growth - Class A
01/01/2011 to 12/31/2011	7.120663	6.337146	0.0000
01/01/2012 to 12/31/2012	6.337146	16.697127	0.0000
01/01/2013 to 12/31/2013	16.697127	9.360004	280,940.2608
01/01/2014 to 12/31/2014	9.360004	10.073604	304,446.1739
01/01/2015 to 12/31/2015	10.073604	11.009661	426,507.7178
01/01/2016 to 12/31/2016	11.009661	11.053285	425,578.5075
01/01/2017 to 12/31/2017	11.053285	14.598063	469,969.5630
01/01/2018 to 12/31/2018	14.598063	14.265853	425,614.5614
01/01/2019 to 12/31/2019	14.265853	18.436093	454,607.7281
01/01/2020 to 12/31/2020	18.436093	24.909377	419,845.9714
T.Rowe Price Small Cap Growth - Class A
01/01/2011 to 12/31/2011	18.767004	18.843434	134,679.2180
01/01/2012 to 12/31/2012	18.843434	21.596393	124,344.9511
01/01/2013 to 12/31/2013	21.596393	30.800370	146,538.1362
01/01/2014 to 12/31/2014	30.800370	32.485831	132,846.0846
01/01/2015 to 12/31/2015	32.485831	32.918153	169,625.3189
01/01/2016 to 12/31/2016	32.918153	36.290097	146,941.1994
01/01/2017 to 12/31/2017	36.290097	43.998624	116,298.1295
01/01/2018 to 12/31/2018	43.998624	40.563033	103,029.6015
01/01/2019 to 12/31/2019	40.563033	53.289890	99,028.5797
01/01/2020 to 12/31/2020	53.289890	65.367585	88,885.0846

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities – Class A
05/02/2016 to 12/31/2016	31.912083	33.143210	171,236.1397
01/01/2017 to 12/31/2017	33.143210	35.390205	163,783.8834
01/01/2018 to 12/31/2018	35.390205	33.587259	142,536.3452
01/01/2019 to 12/31/2019	33.587259	37.937508	143,886.2549
01/01/2020 to 12/31/2020	37.937508	40.015743	128,559.5825
Western Asset Management Strategic Bond Opportunities – Class A (formerly Lord Abbett Bond Debenture - Class A)
01/01/2011 to 12/31/2011	24.181148	25.008987	249,802.1168
01/01/2012 to 12/31/2012	25.008987	27.926895	244,192.9765
01/01/2013 to 12/31/2013	27.926895	29.803034	222,634.1466
01/01/2014 to 12/31/2014	29.803034	30.908973	213,961.0624
01/01/2015 to 12/31/2015	30.908973	29.922800	211,983.0683
01/01/2016 to 04/29/2016	29.922800	30.851190	0.0000
Deutsche DWS Variable Series I
DWS CROCI® International VIP
01/01/2011 to 12/31/2011	8.482760	6.973831	2,222,355.6875
01/01/2012 to 12/31/2012	6.973831	8.300270	2,020,826.6100
01/01/2013 to 12/31/2013	8.300270	9.845462	1,870,650.2794
01/01/2014 to 12/31/2014	9.845462	8.570625	1,716,481.0313
01/01/2015 to 12/31/2015	8.570625	7.992133	1,547,893.1116
01/01/2016 to 12/31/2016	7.992133	7.943136	1,399,467.1753
01/01/2017 to 12/31/2017	7.943136	9.558146	2,789,082.3465
01/01/2018 to 12/31/2018	9.558146	8.071917	1,174,181.4090
01/01/2019 to 12/31/2019	8.071917	9.697602	1,108,131.0340
01/01/2020 to 12/31/2020	9.697602	9.817075	1,003,351.8735
Fidelity ® Variable Insurance Products
Fidelity VIP Asset Manager Initial Class
01/01/2011 to 12/31/2011	12.356748	11.879246	4,844,551.6909
01/01/2012 to 12/31/2012	11.879246	13.181923	4,319,512.5780
01/01/2013 to 12/31/2013	13.181923	15.047861	3,896,807.2609
01/01/2014 to 12/31/2014	15.047861	15.712039	3,599,721.2210
01/01/2015 to 12/31/2015	15.712039	15.523341	3,253,266.7934
01/01/2016 to 12/31/2016	15.523341	15.785504	2,985,925.8412
01/01/2017 to 12/31/2017	15.785504	17.771138	2,702,109.2277
01/01/2018 to 12/31/2018	17.771138	16.593539	2,380,232.9967
01/01/2019 to 12/31/2019	16.593539	19.358636	2,121,626.7866
01/01/2020 to 12/31/2020	19.358636	21.938439	1,987,697.7199
Fidelity VIP Contrafund Initial Class
01/01/2011 to 12/31/2011	19.387432	18.644873	10,240,818.7839
01/01/2012 to 12/31/2012	18.644873	21.413163	9,341,070.7597
01/01/2013 to 12/31/2013	21.413163	27.735848	8,490,722.5632
01/01/2014 to 12/31/2014	27.735848	30.632166	7,690,600.1033
01/01/2015 to 12/31/2015	30.632166	30.424178	6,888,452.3740
01/01/2016 to 12/31/2016	30.424178	32.419168	6,187,883.2042
01/01/2017 to 12/31/2017	32.419168	38.983043	5,576,731.6072
01/01/2018 to 12/31/2018	38.983043	36.005134	4,955,200.3230
01/01/2019 to 12/31/2019	36.005134	46.739793	4,489,421.9378
01/01/2020 to 12/31/2020	46.739793	60.206360	4,044,557.2226

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity VIP Government Money Market Initial Class
01/01/2011 to 12/31/2011	7.405371	7.314287	3,604,218.3399
01/01/2012 to 12/31/2012	7.314287	7.225515	3,266,490.3576
01/01/2013 to 12/31/2013	7.225515	7.130707	3,074,432.0760
01/01/2014 to 12/31/2014	7.130707	7.035790	2,775,755.0050
01/01/2015 to 12/31/2015	7.035790	6.943385	2,527,316.0664
01/01/2016 to 12/31/2016	6.943385	6.864216	2,384,306.4175
01/01/2017 to 12/31/2017	6.864216	6.818108	2,234,686.8485
01/01/2018 to 12/31/2018	6.818108	6.837295	2,212,156.5514
01/01/2019 to 12/31/2019	6.837295	6.881580	2,068,736.9210
01/01/2020 to 12/31/2020	6.881580	6.810771	2,065,938.4297
Fidelity VIP Growth Initial Class
01/01/2011 to 12/31/2011	13.467028	13.313720	7,170,100.4688
01/01/2012 to 12/31/2012	13.313720	15.063625	6,645,597.0863
01/01/2013 to 12/31/2013	15.063625	20.261902	6,024,226.7291
01/01/2014 to 12/31/2014	20.261902	22.248641	5,562,133.5018
01/01/2015 to 12/31/2015	22.248641	23.525180	5,018,654.8681
01/01/2016 to 12/31/2016	23.525180	23.395551	4,576,456.3029
01/01/2017 to 12/31/2017	23.395551	31.192805	4,225,142.5794
01/01/2018 to 12/31/2018	31.192805	30.720318	3,896,953.1758
01/01/2019 to 12/31/2019	30.720318	40.708392	3,542,307.5625
01/01/2020 to 12/31/2020	40.708392	57.789520	3,257,882.4344
Fidelity VIP Index 500 Initial Class
01/01/2011 to 12/31/2011	15.001612	15.102636	3,900,584.8033
01/01/2012 to 12/31/2012	15.102636	17.270381	3,463,716.3004
01/01/2013 to 12/31/2013	17.270381	22.532808	3,034,899.0706
01/01/2014 to 12/31/2014	22.532808	25.247481	2,728,777.4919
01/01/2015 to 12/31/2015	25.247481	25.241288	2,423,194.4938
01/01/2016 to 12/31/2016	25.241288	27.856272	2,184,819.9566
01/01/2017 to 12/31/2017	27.856272	33.451500	1,943,866.5720
01/01/2018 to 12/31/2018	33.451500	31.518198	1,746,277.0407
01/01/2019 to 12/31/2019	31.518198	40.844330	1,579,194.5337
01/01/2020 to 12/31/2020	40.844330	47.644800	1,435,835.8896
Fidelity VIP Overseas Initial Class
01/01/2011 to 12/31/2011	22.665129	18.523365	0.0000
01/01/2012 to 12/31/2012	18.523365	22.062567	0.0000
01/01/2013 to 12/31/2013	22.062567	28.393789	0.0000
01/01/2014 to 12/31/2014	28.393789	25.750314	0.0000
01/01/2015 to 12/31/2015	25.750314	26.325827	0.0000
01/01/2016 to 12/31/2016	26.325827	24.657848	0.0000
01/01/2017 to 12/31/2017	24.657848	31.696127	0.0000
01/01/2018 to 12/31/2018	31.696127	26.638392	0.0000
01/01/2019 to 12/31/2019	26.638392	33.578449	0.0000
01/01/2020 to 12/31/2020	33.578449	38.299515	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Growth Stock Fund, Inc.
T.Rowe Price Growth Stock Fund
01/01/2011 to 12/31/2011	12.027962	11.751554	0.0000
01/01/2012 to 12/31/2012	11.751554	13.793651	0.0000
01/01/2013 to 12/31/2013	13.793651	18.933810	0.0000
01/01/2014 to 12/31/2014	18.933810	20.328812	0.0000
01/01/2015 to 12/31/2015	20.328812	22.233319	0.0000
01/01/2016 to 12/31/2016	22.233319	22.244872	0.0000
01/01/2017 to 12/31/2017	22.244872	29.329404	0.0000
01/01/2018 to 12/31/2018	29.329404	28.636708	0.0000
01/01/2019 to 12/31/2019	28.636708	36.961205	0.0000
01/01/2020 to 12/31/2020	36.961205	49.930701	0.0000
The Alger Portfolios
The Alger Portfolios - Alger Small Cap Growth Class I-2
01/01/2011 to 12/31/2011	10.352696	9.889041	4,710,472.6520
01/01/2012 to 12/31/2012	9.889041	10.975192	4,352,356.2823
01/01/2013 to 12/31/2013	10.975192	14.537878	3,990,479.7678
01/01/2014 to 12/31/2014	14.537878	14.405532	3,625,506.8487
01/01/2015 to 12/31/2015	14.405532	13.740728	3,207,054.5993
01/01/2016 to 12/31/2016	13.740728	14.402232	2,917,845.2491
01/01/2017 to 12/31/2017	14.402232	18.292427	2,679,573.5323
01/01/2018 to 12/31/2018	18.292427	18.304760	2,452,447.1684
01/01/2019 to 12/31/2019	18.304760	23.357289	2,269,892.2925
01/01/2020 to 12/31/2020	23.357289	38.517652	2,034,008.7581

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Small Capitalization Fund – Class 2
01/01/2011 to 12/31/2011	31.691829	25.306783	17,323.4822
01/01/2012 to 12/31/2012	25.306783	29.533689	15,451.3982
01/01/2013 to 12/31/2013	29.533689	37.414997	14,972.6653
01/01/2014 to 12/31/2014	37.414997	37.734549	15,396.3602
01/01/2015 to 12/31/2015	37.734549	37.364834	13,978.2457
01/01/2016 to 12/31/2016	37.364834	37.674970	10,414.5082
01/01/2017 to 12/31/2017	37.674970	46.843146	9,408.5501
01/01/2018 to 12/31/2018	46.843146	41.378786	10,130.8402
01/01/2019 to 12/31/2019	41.378786	53.744646	9,901.9649
01/01/2020 to 12/31/2020	53.744646	68.850797	9,158.2916
American Funds Growth Fund – Class 2
01/01/2011 to 12/31/2011	163.449422	154.519186	6,901.4864
01/01/2012 to 12/31/2012	154.519186	179.890074	7,846.9081
01/01/2013 to 12/31/2013	179.890074	231.134369	7,928.4601
01/01/2014 to 12/31/2014	231.134369	247.686109	8,083.3597
01/01/2015 to 12/31/2015	247.686109	261.384811	8,049.6037
01/01/2016 to 12/31/2016	261.384811	282.629359	6,746.3783
01/01/2017 to 12/31/2017	282.629359	358.099755	6,971.9441
01/01/2018 to 12/31/2018	358.099755	352.752127	6,940.8235
01/01/2019 to 12/31/2019	352.752127	455.577093	6,986.1336
01/01/2020 to 12/31/2020	455.577093	684.220783	6,096.9386
American Funds Growth-Income Fund – Class 2
01/01/2011 to 12/31/2011	108.914073	105.595463	5,438.3329
01/01/2012 to 12/31/2012	105.595463	122.507207	6,350.8123
01/01/2013 to 12/31/2013	122.507207	161.516298	6,828.4365
01/01/2014 to 12/31/2014	161.516298	176.473105	6,835.7957
01/01/2015 to 12/31/2015	176.473105	176.816173	6,755.5757
01/01/2016 to 12/31/2016	176.816173	194.737881	5,818.0159
01/01/2017 to 12/31/2017	194.737881	235.373126	5,382.7924
01/01/2018 to 12/31/2018	235.373126	228.279822	5,176.7135
01/01/2019 to 12/31/2019	228.279822	284.368091	5,082.6073
01/01/2020 to 12/31/2020	284.368091	318.865574	3,882.4323
Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio – Class A
01/01/2011 to 12/31/2011	18.326188	16.524848	12,268.4153
01/01/2012 to 12/31/2012	16.524848	19.300914	11,230.7522
01/01/2013 to 12/31/2013	19.300914	25.315778	11,470.4869
01/01/2014 to 12/31/2014	25.315778	25.492483	10,827.7135
01/01/2015 to 12/31/2015	25.492483	23.865308	7,991.0834
01/01/2016 to 12/31/2016	23.865308	31.006446	8,559.3231
01/01/2017 to 12/31/2017	31.006446	34.290950	7,917.4273
01/01/2018 to 12/31/2018	34.290950	28.792438	7,657.1096
01/01/2019 to 12/31/2019	28.792438	36.699089	7,288.8516
01/01/2020 to 12/31/2020	36.699089	36.126025	16,396.3918

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth – Class A
01/01/2011 to 12/31/2011	16.429408	16.088456	1,930.3810
01/01/2012 to 12/31/2012	16.088456	18.828315	1,575.5839
01/01/2013 to 12/31/2013	18.828315	26.132090	1,469.3165
01/01/2014 to 12/31/2014	26.132090	27.919083	5,592.3284
01/01/2015 to 12/31/2015	27.919083	27.180406	5,521.2400
01/01/2016 to 12/31/2016	27.180406	29.989622	3,456.9682
01/01/2017 to 12/31/2017	29.989622	37.202874	3,911.6260
01/01/2018 to 12/31/2018	37.202874	33.515086	4,623.0503
01/01/2019 to 12/31/2019	33.515086	41.253228	4,820.3069
01/01/2020 to 12/31/2020	41.253228	64.059804	9,533.2468
MFS ® Research International – Class A
01/01/2011 to 12/31/2011	15.056370	13.317590	0.0000
01/01/2012 to 12/31/2012	13.317590	15.383424	0.0000
01/01/2013 to 12/31/2013	15.383424	18.166845	0.0000
01/01/2014 to 12/31/2014	18.166845	16.732708	0.0000
01/01/2015 to 12/31/2015	16.732708	16.277546	0.0000
01/01/2016 to 12/31/2016	16.277546	15.967264	0.0000
01/01/2017 to 12/31/2017	15.967264	20.265283	0.0000
01/01/2018 to 12/31/2018	20.265283	17.249046	0.0000
01/01/2019 to 12/31/2019	17.249046	21.922051	0.0000
01/01/2020 to 12/31/2020	21.922051	24.522878	0.0000
Morgan Stanley Discovery - Class A (formerly Morgan Stanley Mid Cap Growth - Class A)
01/01/2011 to 12/31/2011	15.929276	14.683134	2,979.2808
01/01/2012 to 12/31/2012	14.683134	15.885165	2,750.0082
01/01/2013 to 12/31/2013	15.885165	21.853868	2,973.8735
01/01/2014 to 12/31/2014	21.853868	21.859736	2,743.2829
01/01/2015 to 12/31/2015	21.859736	20.555051	2,817.7479
01/01/2016 to 12/31/2016	20.555051	18.620923	2,908.2349
01/01/2017 to 12/31/2017	18.620923	25.812492	2,358.3126
01/01/2018 to 12/31/2018	25.812492	28.143810	2,440.7457
01/01/2019 to 12/31/2019	28.143810	39.042550	2,161.7719
01/01/2020 to 12/31/2020	39.042550	97.846915	1,840.2426
PIMCO Total Return - Class A
01/01/2011 to 12/31/2011	17.050564	17.415482	77,314.4882
01/01/2012 to 12/31/2012	17.415482	18.841899	77,709.2012
01/01/2013 to 12/31/2013	18.841899	18.287507	80,636.4814
01/01/2014 to 12/31/2014	18.287507	18.871373	75,626.9585
01/01/2015 to 12/31/2015	18.871373	18.689789	74,610.6857
01/01/2016 to 12/31/2016	18.689789	18.983170	63,093.3850
01/01/2017 to 12/31/2017	18.983170	19.642821	53,748.3489
01/01/2018 to 12/31/2018	19.642821	19.403702	48,239.5682
01/01/2019 to 12/31/2019	19.403702	20.827276	40,304.1972
01/01/2020 to 12/31/2020	20.827276	22.382112	40,501.6757

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value - Class A
01/01/2011 to 12/31/2011	26.494781	25.180415	136,439.7933
01/01/2012 to 12/31/2012	25.180415	29.409620	129,457.2493
01/01/2013 to 12/31/2013	29.409620	38.945630	118,444.6179
01/01/2014 to 12/31/2014	38.945630	43.679461	117,815.0510
01/01/2015 to 12/31/2015	43.679461	41.707947	104,024.9777
01/01/2016 to 12/31/2016	41.707947	47.864137	93,784.5275
01/01/2017 to 12/31/2017	47.864137	55.434397	82,189.7343
01/01/2018 to 12/31/2018	55.434397	49.841125	79,929.7885
01/01/2019 to 12/31/2019	49.841125	62.420719	73,192.9867
01/01/2020 to 12/31/2020	62.420719	63.583675	60,709.6194
Brighthouse Funds Trust II
BlackRock Bond Income - Class A
01/01/2011 to 12/31/2011	58.936416	62.026355	5,672.2556
01/01/2012 to 12/31/2012	62.026355	65.873776	5,648.1464
01/01/2013 to 12/31/2013	65.873776	64.556937	4,301.5089
01/01/2014 to 12/31/2014	64.556937	68.271805	3,997.2379
01/01/2015 to 12/31/2015	68.271805	67.823907	4,387.5765
01/01/2016 to 12/31/2016	67.823907	69.072749	4,711.5279
01/01/2017 to 12/31/2017	69.072749	71.016577	5,894.6530
01/01/2018 to 12/31/2018	71.016577	69.879099	3,516.8018
01/01/2019 to 12/31/2019	69.879099	75.792378	3,752.9640
01/01/2020 to 12/31/2020	75.792378	81.283477	5,116.8785
BlackRock Capital Appreciation - Class A
01/01/2011 to 12/31/2011	33.693876	30.299244	1,518.8883
01/01/2012 to 12/31/2012	30.299244	34.221356	6,180.2280
01/01/2013 to 12/31/2013	34.221356	45.361198	5,993.0399
01/01/2014 to 12/31/2014	45.361198	48.783724	1,819.2300
01/01/2015 to 12/31/2015	48.783724	51.202802	2,078.3585
01/01/2016 to 12/31/2016	51.202802	50.609844	1,851.0251
01/01/2017 to 12/31/2017	50.609844	66.942119	1,772.2673
01/01/2018 to 12/31/2018	66.942119	67.708723	1,884.5894
01/01/2019 to 12/31/2019	67.708723	88.835083	2,103.6648
01/01/2020 to 12/31/2020	88.835083	123.403974	2,146.3187
Brighthouse/Artisan Mid Cap Value – Class A
01/01/2011 to 12/31/2011	32.446916	34.210114	5,921.9711
01/01/2012 to 12/31/2012	34.210114	37.790958	5,862.1828
01/01/2013 to 12/31/2013	37.790958	51.076674	4,798.3609
01/01/2014 to 12/31/2014	51.076674	51.414329	4,899.5658
01/01/2015 to 12/31/2015	51.414329	45.981366	5,192.5731
01/01/2016 to 12/31/2016	45.981366	55.838821	5,044.4725
01/01/2017 to 12/31/2017	55.838821	62.216060	5,089.0460
01/01/2018 to 12/31/2018	62.216060	53.327927	5,227.5942
01/01/2019 to 12/31/2019	53.327927	65.174116	4,832.6517
01/01/2020 to 12/31/2020	65.174116	68.381987	6,996.3342

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities – Class A
01/01/2011 to 12/31/2011	35.162105	33.325307	12,367.1802
01/01/2012 to 12/31/2012	33.325307	37.142064	12,727.7270
01/01/2013 to 12/31/2013	37.142064	49.042341	12,897.5020
01/01/2014 to 12/31/2014	49.042341	53.583985	13,306.1924
01/01/2015 to 12/31/2015	53.583985	54.186202	13,462.1876
01/01/2016 to 12/31/2016	54.186202	57.443570	11,859.3249
01/01/2017 to 12/31/2017	57.443570	67.550025	11,368.5986
01/01/2018 to 12/31/2018	67.550025	66.647815	10,139.4055
01/01/2019 to 12/31/2019	66.647815	86.183044	10,973.7765
01/01/2020 to 12/31/2020	86.183044	94.701694	9,883.8641
MetLife Aggregate Bond Index – Class A
01/01/2011 to 12/31/2011	16.416561	17.430570	10,039.6052
01/01/2012 to 12/31/2012	17.430570	17.884519	9,719.2561
01/01/2013 to 12/31/2013	17.884519	17.251198	8,930.9807
01/01/2014 to 12/31/2014	17.251198	18.026358	9,444.1050
01/01/2015 to 12/31/2015	18.026358	17.847649	9,032.7075
01/01/2016 to 12/31/2016	17.847649	18.040014	14,534.4543
01/01/2017 to 12/31/2017	18.040014	18.397411	11,927.9023
01/01/2018 to 12/31/2018	18.397411	18.135791	12,918.7269
01/01/2019 to 12/31/2019	18.135791	19.457200	14,769.8245
01/01/2020 to 12/31/2020	19.457200	20.600742	19,250.4684
MetLife Mid Cap Stock Index - Class A
01/01/2011 to 12/31/2011	18.154892	17.590135	47,682.5509
01/01/2012 to 12/31/2012	17.590135	20.427139	53,823.5705
01/01/2013 to 12/31/2013	20.427139	26.860649	56,448.6897
01/01/2014 to 12/31/2014	26.860649	29.044717	59,072.4407
01/01/2015 to 12/31/2015	29.044717	28.009018	59,411.8560
01/01/2016 to 12/31/2016	28.009018	33.313530	51,235.5782
01/01/2017 to 12/31/2017	33.313530	38.148276	48,651.7295
01/01/2018 to 12/31/2018	38.148276	33.412886	48,713.3162
01/01/2019 to 12/31/2019	33.412886	41.559899	48,054.3611
01/01/2020 to 12/31/2020	41.559899	46.539868	43,461.9586
MetLife MSCI EAFE® Index - Class A
01/01/2011 to 12/31/2011	13.560254	11.718200	63,230.4195
01/01/2012 to 12/31/2012	11.718200	13.692721	63,475.9403
01/01/2013 to 12/31/2013	13.692721	16.479269	65,950.0343
01/01/2014 to 12/31/2014	16.479269	15.297495	70,496.2784
01/01/2015 to 12/31/2015	15.297495	14.942509	69,822.1423
01/01/2016 to 12/31/2016	14.942509	14.954491	71,365.0994
01/01/2017 to 12/31/2017	14.954491	18.447333	66,795.0532
01/01/2018 to 12/31/2018	18.447333	15.682752	64,891.1991
01/01/2019 to 12/31/2019	15.682752	18.884598	63,372.5568
01/01/2020 to 12/31/2020	18.884598	20.113038	51,475.0872

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® - Class A
01/01/2011 to 12/31/2011	19.064281	18.056656	15,113.3312
01/01/2012 to 12/31/2012	18.056656	20.746692	17,426.8698
01/01/2013 to 12/31/2013	20.746692	28.388723	18,780.1858
01/01/2014 to 12/31/2014	28.388723	29.448852	18,870.3689
01/01/2015 to 12/31/2015	29.448852	27.840603	19,323.3605
01/01/2016 to 12/31/2016	27.840603	33.346685	19,374.3997
01/01/2017 to 12/31/2017	33.346685	37.764500	17,835.2663
01/01/2018 to 12/31/2018	37.764500	33.201794	17,628.3017
01/01/2019 to 12/31/2019	33.201794	41.190238	17,240.9703
01/01/2020 to 12/31/2020	41.190238	48.658682	18,214.3560
MetLife Stock Index - Class A
01/01/2011 to 12/31/2011	42.472362	42.715951	18,792.9727
01/01/2012 to 12/31/2012	42.715951	48.830016	19,489.6947
01/01/2013 to 12/31/2013	48.830016	63.664241	17,604.9282
01/01/2014 to 12/31/2014	63.664241	71.275323	16,658.6097
01/01/2015 to 12/31/2015	71.275323	71.210735	15,436.8396
01/01/2016 to 12/31/2016	71.210735	78.534680	15,989.5293
01/01/2017 to 12/31/2017	78.534680	94.268304	11,763.7419
01/01/2018 to 12/31/2018	94.268304	88.807972	12,193.0103
01/01/2019 to 12/31/2019	88.807972	115.025021	11,029.4049
01/01/2020 to 12/31/2020	115.025021	134.154929	11,386.9034
MFS ® Total Return – Class A
01/01/2011 to 12/31/2011	49.289494	49.854482	4,202.0466
01/01/2012 to 12/31/2012	49.854482	54.935416	4,003.3294
01/01/2013 to 12/31/2013	54.935416	64.557132	4,284.1197
01/01/2014 to 12/31/2014	64.557132	69.263656	4,226.0989
01/01/2015 to 12/31/2015	69.263656	68.296309	4,549.8500
01/01/2016 to 12/31/2016	68.296309	73.653033	4,160.6345
01/01/2017 to 12/31/2017	73.653033	81.793239	4,065.2278
01/01/2018 to 12/31/2018	81.793239	76.270060	4,043.3199
01/01/2019 to 12/31/2019	76.270060	90.665851	3,941.3127
01/01/2020 to 12/31/2020	90.665851	98.278907	3,009.6157
MFS ® Value – Class A
01/01/2011 to 12/31/2011	12.479292	12.429583	10,805.5376
01/01/2012 to 12/31/2012	12.429583	14.318181	12,522.5345
01/01/2013 to 12/31/2013	14.318181	19.192962	14,128.8661
01/01/2014 to 12/31/2014	19.192962	21.003273	15,100.1000
01/01/2015 to 12/31/2015	21.003273	20.711019	15,689.2746
01/01/2016 to 12/31/2016	20.711019	23.397214	15,136.8862
01/01/2017 to 12/31/2017	23.397214	27.267134	15,284.0534
01/01/2018 to 12/31/2018	27.267134	24.219476	27,180.4386
01/01/2019 to 12/31/2019	24.219476	31.125701	26,918.3881
01/01/2020 to 12/31/2020	31.125701	31.955127	20,617.2257
MFS ® Value – Class A (formerly MFS® Value Portfolio II – Class A)
01/01/2011 to 12/31/2011	11.424418	11.547560	16,966.0177
01/01/2012 to 12/31/2012	11.547560	13.032186	21,517.3668
01/01/2013 to 12/31/2013	13.032186	16.995643	22,893.4901
01/01/2014 to 12/31/2014	16.995643	18.449778	25,128.3774
01/01/2015 to 12/31/2015	18.449778	17.129533	21,542.7728
01/01/2016 to 12/31/2016	17.129533	20.048447	17,204.0060
01/01/2017 to 12/31/2017	20.048447	21.312438	15,778.8430
01/01/2018 to 04/30/2018	21.312438	13.590640	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Neuberger Berman Genesis - Class A
01/01/2011 to 12/31/2011	16.989800	17.752598	9,973.4796
01/01/2012 to 12/31/2012	17.752598	19.288693	8,857.1138
01/01/2013 to 12/31/2013	19.288693	26.387535	7,626.7422
01/01/2014 to 12/31/2014	26.387535	26.062504	7,295.7064
01/01/2015 to 12/31/2015	26.062504	25.888282	7,135.4369
01/01/2016 to 12/31/2016	25.888282	30.343810	7,383.6502
01/01/2017 to 12/31/2017	30.343810	34.688349	8,705.0742
01/01/2018 to 12/31/2018	34.688349	31.958497	9,537.6090
01/01/2019 to 12/31/2019	31.958497	40.928116	6,624.1611
01/01/2020 to 12/31/2020	40.928116	50.566241	3,624.2154
T.Rowe Price Large Cap Growth - Class A
01/01/2011 to 12/31/2011	14.759840	14.414290	0.0000
01/01/2012 to 12/31/2012	14.414290	16.935100	0.0000
01/01/2013 to 12/31/2013	16.935100	23.274157	0.0000
01/01/2014 to 12/31/2014	23.274157	25.073617	0.0000
01/01/2015 to 12/31/2015	25.073617	27.430908	0.0000
01/01/2016 to 12/31/2016	27.430908	27.567144	0.0000
01/01/2017 to 12/31/2017	27.567144	36.444174	0.0000
01/01/2018 to 12/31/2018	36.444174	35.650648	0.0000
01/01/2019 to 12/31/2019	35.650648	46.118232	0.0000
01/01/2020 to 12/31/2020	46.118232	62.373716	0.0000
T.Rowe Price Small Cap Growth - Class A
01/01/2011 to 12/31/2011	19.028594	19.125165	0.0000
01/01/2012 to 12/31/2012	19.125165	21.941317	0.0000
01/01/2013 to 12/31/2013	21.941317	31.323556	0.0000
01/01/2014 to 12/31/2014	31.323556	33.070694	0.0000
01/01/2015 to 12/31/2015	33.070694	33.544324	0.0000
01/01/2016 to 12/31/2016	33.544324	37.017393	0.0000
01/01/2017 to 12/31/2017	37.017393	44.925148	0.0000
01/01/2018 to 12/31/2018	44.925148	41.458903	0.0000
01/01/2019 to 12/31/2019	41.458903	54.521304	0.0000
01/01/2020 to 12/31/2020	54.521304	66.945134	0.0000
Western Asset Management Strategic Bond Opportunities – Class A
05/02/2016 to 12/31/2016	32.605856	33.886194	15,210.6597
01/01/2017 to 12/31/2017	33.886194	36.219641	12,953.5509
01/01/2018 to 12/31/2018	36.219641	34.409016	12,106.9728
01/01/2019 to 12/31/2019	34.409016	38.904560	11,585.6224
01/01/2020 to 12/31/2020	38.904560	41.076924	12,043.3434
Western Asset Management Strategic Bond Opportunities – Class A (formerly Lord Abbett Bond Debenture - Class A)
01/01/2011 to 12/31/2011	24.538571	25.403961	19,861.9799
01/01/2012 to 12/31/2012	25.403961	28.396469	17,281.9534
01/01/2013 to 12/31/2013	28.396469	30.334460	16,171.0081
01/01/2014 to 12/31/2014	30.334460	31.491582	18,860.0472
01/01/2015 to 12/31/2015	31.491582	30.517323	16,673.1941
01/01/2016 to 04/29/2016	30.517323	31.474501	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Deutsche DWS Variable Series I
DWS CROCI® International VIP
01/01/2011 to 12/31/2011	6.682475	5.672364	0.0000
01/01/2012 to 12/31/2012	5.672364	6.592345	0.0000
01/01/2013 to 12/31/2013	6.592345	7.852399	0.0000
01/01/2014 to 12/31/2014	7.852399	6.871256	0.0000
01/01/2015 to 12/31/2015	6.871256	6.431327	0.0000
01/01/2016 to 12/31/2016	6.431327	6.452356	0.0000
01/01/2017 to 12/31/2017	6.452356	6.452356	0.0000
01/01/2018 to 12/31/2018	6.452356	6.452356	0.0000
01/01/2019 to 12/31/2019	6.452356	6.452356	0.0000
01/01/2020 to 12/31/2020	6.452356	6.452356	0.0000
Fidelity ® Variable Insurance Products
Fidelity VIP Asset Manager Initial Class
01/01/2011 to 12/31/2011	12.457697	11.988247	63,391.2349
01/01/2012 to 12/31/2012	11.988247	13.316250	62,353.6002
01/01/2013 to 12/31/2013	13.316250	15.216403	58,401.5452
01/01/2014 to 12/31/2014	15.216403	15.903912	53,221.3775
01/01/2015 to 12/31/2015	15.903912	15.728630	48,153.5054
01/01/2016 to 12/31/2016	15.728630	16.010257	48,432.5889
01/01/2017 to 12/31/2017	16.010257	18.042133	42,773.6079
01/01/2018 to 12/31/2018	18.042133	16.863527	41,567.6470
01/01/2019 to 12/31/2019	16.863527	19.693287	44,332.8444
01/01/2020 to 12/31/2020	19.693287	22.340064	42,268.6143
Fidelity VIP Contrafund Initial Class
01/01/2011 to 12/31/2011	19.545826	18.815967	227,820.0671
01/01/2012 to 12/31/2012	18.815967	21.631381	220,796.3335
01/01/2013 to 12/31/2013	21.631381	28.046504	204,044.9321
01/01/2014 to 12/31/2014	28.046504	31.006242	198,327.8019
01/01/2015 to 12/31/2015	31.006242	30.826523	180,385.9264
01/01/2016 to 12/31/2016	30.826523	32.880749	172,983.8885
01/01/2017 to 12/31/2017	32.880749	39.577487	150,568.5143
01/01/2018 to 12/31/2018	39.577487	36.590958	149,950.3809
01/01/2019 to 12/31/2019	36.590958	47.547775	137,957.9949
01/01/2020 to 12/31/2020	47.547775	61.308531	117,976.9646
Fidelity VIP Government Money Market Initial Class
01/01/2011 to 12/31/2011	7.465875	7.381403	139,732.8066
01/01/2012 to 12/31/2012	7.381403	7.299151	156,789.9303
01/01/2013 to 12/31/2013	7.299151	7.210582	126,865.1406
01/01/2014 to 12/31/2014	7.210582	7.121719	109,212.7674
01/01/2015 to 12/31/2015	7.121719	7.035215	96,445.3313
01/01/2016 to 12/31/2016	7.035215	6.961956	171,094.3297
01/01/2017 to 12/31/2017	6.961956	6.922090	159,212.6195
01/01/2018 to 12/31/2018	6.922090	6.948550	165,618.2000
01/01/2019 to 12/31/2019	6.948550	7.000551	151,181.1912
01/01/2020 to 12/31/2020	7.000551	6.935467	77,366.6020

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity VIP Growth Initial Class
01/01/2011 to 12/31/2011	13.577069	13.435906	166,443.4535
01/01/2012 to 12/31/2012	13.435906	15.217148	160,846.7161
01/01/2013 to 12/31/2013	15.217148	20.488862	146,083.3331
01/01/2014 to 12/31/2014	20.488862	22.520357	136,626.6941
01/01/2015 to 12/31/2015	22.520357	23.836303	124,680.3218
01/01/2016 to 12/31/2016	23.836303	23.728671	111,963.6732
01/01/2017 to 12/31/2017	23.728671	31.668467	97,773.3530
01/01/2018 to 12/31/2018	31.668467	31.220160	94,824.0017
01/01/2019 to 12/31/2019	31.220160	41.412118	75,461.5652
01/01/2020 to 12/31/2020	41.412118	58.847430	61,768.6134
Fidelity VIP Index 500 Initial Class
01/01/2011 to 12/31/2011	15.124179	15.241225	72,290.3050
01/01/2012 to 12/31/2012	15.241225	17.446381	65,057.4341
01/01/2013 to 12/31/2013	17.446381	22.785186	55,057.4028
01/01/2014 to 12/31/2014	22.785186	25.555796	48,213.1589
01/01/2015 to 12/31/2015	25.555796	25.575084	40,006.0637
01/01/2016 to 12/31/2016	25.575084	28.252871	36,268.9001
01/01/2017 to 12/31/2017	28.252871	33.961575	30,221.3403
01/01/2018 to 12/31/2018	33.961575	32.030994	26,217.3195
01/01/2019 to 12/31/2019	32.030994	41.550365	23,082.8521
01/01/2020 to 12/31/2020	41.550365	48.516987	19,688.0611
Fidelity VIP Overseas Initial Class
01/01/2011 to 12/31/2011	11.296259	9.241242	119,048.5177
01/01/2012 to 12/31/2012	9.241242	11.018674	116,093.9871
01/01/2013 to 12/31/2013	11.018674	14.193966	102,607.3718
01/01/2014 to 12/31/2014	14.193966	12.885384	93,963.0819
01/01/2015 to 12/31/2015	12.885384	13.186551	82,415.1010
01/01/2016 to 12/31/2016	13.186551	12.363421	72,418.4436
01/01/2017 to 12/31/2017	12.363421	15.908244	62,557.7391
01/01/2018 to 12/31/2018	15.908244	13.383235	59,394.9347
01/01/2019 to 12/31/2019	13.383235	16.886816	51,531.8329
01/01/2020 to 12/31/2020	16.886816	19.280388	47,069.7792
T. Rowe Price Growth Stock Fund, Inc.
T.Rowe Price Growth Stock Fund
01/01/2011 to 12/31/2011	12.143853	11.876625	0.0000
01/01/2012 to 12/31/2012	11.876625	13.794841	0.0000
01/01/2013 to 12/31/2013	13.794841	19.173696	0.0000
01/01/2014 to 12/31/2014	19.173696	20.606964	0.0000
01/01/2015 to 12/31/2015	20.606964	22.560070	0.0000
01/01/2016 to 12/31/2016	22.560070	22.594368	0.0000
01/01/2017 to 12/31/2017	22.594368	29.819890	0.0000
01/01/2018 to 12/31/2018	29.819890	29.144907	0.0000
01/01/2019 to 12/31/2019	29.144907	37.654752	0.0000
01/01/2020 to 12/31/2020	37.654752	50.918587	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
The Alger Portfolios
The Alger Portfolios - Alger Small Cap Growth Class I-2
01/01/2011 to 12/31/2011	10.437277	9.979789	175,666.7643
01/01/2012 to 12/31/2012	9.979789	11.087042	164,845.9568
01/01/2013 to 12/31/2013	11.087042	14.700713	145,728.1624
01/01/2014 to 12/31/2014	14.700713	14.581462	125,176.3556
01/01/2015 to 12/31/2015	14.581462	13.922458	107,598.4009
01/01/2016 to 12/31/2016	13.922458	14.607305	103,338.5150
01/01/2017 to 12/31/2017	14.607305	18.571386	89,951.4536
01/01/2018 to 12/31/2018	18.571386	18.602615	86,996.7038
01/01/2019 to 12/31/2019	18.602615	23.761107	78,810.1805
01/01/2020 to 12/31/2020	23.761107	39.222825	66,099.5721

APPENDIX B
Participating Investment Portfolios
Below are the investment objectives of each Fund available under the Contract. The Fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. There can be no assurance that the investment objectives will be achieved.
Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I — Class A
Brighthouse Small Cap Value Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Invesco Small Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
MFS ® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Brighthouse Funds Trust II — Class A
BlackRock Bond Income Portfolio	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse/Artisan Mid Cap Value Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Wellington Core Equity Opportunities Portfolio	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
MetLife Aggregate Bond Index Portfolio	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
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Fund	Investment Objective	Investment Adviser/Subadviser
MetLife Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Deutsche DWS Variable Series I — Class A
DWS CROCI® International VIP	Seeks long-term growth of capital.	DWS Investment Management Americas, Inc.
Fidelity ® Variable Insurance Products — Initial Class
Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Contrafund ® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Government Money Market Portfolio	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Growth Portfolio	Seeks to achieve capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Index 500 Portfolio††	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC
Overseas Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan, FIA, FIA(UK), and FIJ
T. Rowe Price Growth Stock Fund, Inc.	Seeks long-term capital growth through investments in stocks.	T. Rowe Price Associates, Inc.
The Alger Portfolios — Class I-2
Alger Small Cap Growth Portfolio	Seeks long-term capital appreciation.	Fred Alger Management, LLC
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Funds may have been subject to a change. Please see “Appendix C – Additional Information Regarding the Funds.”
B-2

APPENDIX C
Additional Information Regarding the Funds
The Funds listed below (if any) were recently subject to a name change or merger. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former name and new name of the trust or company of which the Fund is part.
FUND NAME CHANGES
There have been no recent Fund name changes.
FUND MERGERS
There have been no recent Fund mergers.
C-1